Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 24, 2012	Jul. 01, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	ST JUDE MEDICAL INC
Entity Central Index Key	0000203077
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		320,457,921
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Voluntary Filers	No
Entity Public Float			$ 16,000,000,000
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes

Consolidated Statements Of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Consolidated Statements Of Earnings [Abstract]
Net sales	$ 5,611,696	$ 5,164,771	$ 4,681,273
Cost of sales:
Cost of sales before special charges	1,484,716	1,382,235	1,219,624
Special charges	47,495	27,876	33,761
Total cost of sales	1,532,211	1,410,111	1,253,385
Gross profit	4,079,485	3,754,660	3,427,888
Selling, general and administrative expense	2,084,538	1,817,581	1,675,251
Research and development expense	705,064	631,086	559,766
Purchased in-process research and development charges	4,400	12,244	5,842
Special charges	171,239	16,500	73,983
Operating profit	1,114,244	1,277,249	1,113,046
Other income (expense), net	(95,173)	(68,446)	(55,653)
Earnings before income taxes	1,019,071	1,208,803	1,057,393
Income tax expense	193,278	301,367	280,167
Net earnings	$ 825,793	$ 907,436	$ 777,226
Net earnings per share:
Basic	$ 2.55	$ 2.76	$ 2.28
Diluted	$ 2.52	$ 2.75	$ 2.26
Cash dividends declared per share:	$ 0.84
Weighted average shares outstanding:
Basic	324,304	328,191	340,880
Diluted	327,094	330,488	344,359

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
ASSETS
Cash and cash equivalents	$ 985,807	$ 500,336
Accounts receivable, less allowances for doubtful accounts	1,366,877	1,331,210
Inventories	624,476	667,545
Deferred income taxes, net	231,907	196,599
Other current assets	181,499	216,458
Total current assets	3,390,566	2,912,148
Property, Plant and Equipment
Land, buildings and improvements	528,346	493,992
Machinery and equipment	1,546,439	1,377,768
Diagnostic equipment	379,570	352,589
Property, plant and equipment at cost	2,454,355	2,224,349
Less accumulated depreciation	(1,065,946)	(900,418)
Net property, plant and equipment	1,388,409	1,323,931
Goodwill	2,952,937	2,955,602
Intangible assets, net	856,013	987,060
Other assets	417,268	387,707
TOTAL ASSETS	9,005,193	8,566,448
LIABILITIES AND SHAREHOLDERS' EQUITY
Current debt obligations	83,397	79,637
Accounts payable	202,492	297,551
Dividends payable	67,120
Income taxes payable	1,272
Employee compensation and related benefits	305,015	320,323
Other current liabilities	402,429	319,739
Total current liabilities	1,061,725	1,017,250
Long-term debt	2,713,275	2,431,966
Deferred income taxes, net	278,583	310,503
Other liabilities	476,994	435,058
Total liabilities	4,530,577	4,194,777
Commitments and Contingencies (Note 5)
Shareholders' Equity
Preferred stock
Common stock (319,615,965 and 329,018,166 shares issued and outstanding at December 31, 2011 and January 1, 2011, respectively)	31,961	32,902
Additional paid-in capital	43,013	156,126
Retained earnings	4,383,922	4,098,639
Accumulated other comprehensive income:
Cumulative translation adjustment	(2,167)	68,897
Unrealized gain on available-for-sale securities	17,887	15,107
Total shareholders' equity	4,474,616	4,371,671
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 9,005,193	$ 8,566,448

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Jan. 01, 2011
Consolidated Balance Sheets [Abstract]
Common stock, shares issued	319,615,965	329,018,166
Common stock, shares outstanding	319,615,965	329,018,166

Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance, value at Jan. 03, 2009	$ 34,533	$ 219,041	$ 2,977,630	$ 4,702	$ 3,235,906
Balance, shares at Jan. 03, 2009	345,332,272
Net earnings			777,226		777,226
Other comprehensive income (loss):
Unrealized gain on available-for-sale securities, net of taxes				5,865	5,865
Reclassification of realized loss on derivative financial instruments to net earnings, net of taxes				411	411
Foreign currency translation adjustment, net of taxes				83,056	83,056
Other comprehensive income (loss)					89,332
Comprehensive income					866,558
Repurchases of common stock, shares	(27,154,078)				(27,100,000)
Repurchases of common stock , value	(2,715)	(433,632)	(563,653)		(1,000,000)
Stock-based compensation		59,795			59,795
Common stock issued under stock plans and other, net - shares	6,359,387
Common stock issued under stock plans and other, net - value	636	125,620			126,256
Tax benefit from stock plans		35,036			35,036
Balance, value at Jan. 02, 2010	32,454	5,860	3,191,203	94,034	3,323,551
Balance, shares at Jan. 02, 2010	324,537,581
Net earnings			907,436		907,436
Other comprehensive income (loss):
Unrealized gain on available-for-sale securities, net of taxes				6,187	6,187
Reclassification of realized gain on available-for-sale securities, net of taxes				(3,081)	(3,081)
Foreign currency translation adjustment, net of taxes				(13,136)	(13,136)
Other comprehensive income (loss)					(10,030)
Comprehensive income					897,406
Repurchases of common stock, shares	(15,388,500)				(15,400,000)
Repurchases of common stock , value	(1,539)	(623,712)			(625,251)
Stock-based compensation		69,586			69,586
Common stock issued under stock plans and other, net - shares	6,293,732
Common stock issued under stock plans and other, net - value	629	151,144			151,773
Common stock issued in connection with acquisition, shares	13,575,353
Common stock issued in connection with acquisition, value	1,358	532,289			533,647
Tax benefit from stock plans		20,959			20,959
Balance, value at Jan. 01, 2011	32,902	156,126	4,098,639	84,004	4,371,671
Balance, shares at Jan. 01, 2011	329,018,166				329,018,166
Net earnings			825,793		825,793
Cash dividends declared on common stock			(271,868)		(271,868)
Other comprehensive income (loss):
Unrealized gain on available-for-sale securities, net of taxes				2,780	2,780
Foreign currency translation adjustment, net of taxes				(71,064)	(71,064)
Other comprehensive income (loss)					(68,284)
Comprehensive income					485,641
Repurchases of common stock, shares	(18,314,774)
Repurchases of common stock , value	(1,831)	(504,271)	(268,642)		(774,744)
Stock-based compensation		76,313			76,313
Common stock issued under stock plans and other, net - shares	8,912,573
Common stock issued under stock plans and other, net - value	890	301,587			302,477
Tax benefit from stock plans		13,258			13,258
Balance, value at Dec. 31, 2011	$ 31,961	$ 43,013	$ 4,383,922	$ 15,720	$ 4,474,616
Balance, shares at Dec. 31, 2011	319,615,965				319,615,965

Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Consolidated Statements Of Shareholders' Equity [Abstract]
Unrealized gain on available-for-sale securities, taxes	$ 1,894	$ 1,893	$ 3,369
Reclassification of realized loss on derivative financial instruments, taxes			247
Foreign currency translation adjustments, taxes	(475)	314	(173)
Reclassification of realized gain to net earnings		$ 1,848
Cash dividends declared on common stock	$ 0.84

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
OPERATING ACTIVITIES
Net earnings	$ 825,793	$ 907,436	$ 777,226
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation and amortization	295,764	244,015	213,465
Amortization of debt discount (premium)	(5,401)	1,262	370
Inventory step-up amortization	29,442	8,797
Stock-based compensation	76,313	69,586	59,795
Excess tax benefits from stock-based compensation	(8,678)	(16,635)	(26,373)
Investment impairment charges		5,222	8,300
Gain on sale of investment		(4,929)
Purchased in-process research and development charges	4,400	12,244	5,842
Deferred income taxes	(64,780)	(33,629)	(14,058)
Other, net	78,265	17,446	11,982
Changes in operating assets and liabilities, net of business acquisitions:
Accounts receivable	(55,108)	(123,300)	(39,090)
Inventories	10,007	42,318	(104,463)
Other current assets	47,889	(30,921)	10,303
Accounts payable and accrued expenses	38,655	163,564	(65,100)
Income taxes payable	14,282	11,896	30,676
Net cash provided by operating activities	1,286,843	1,274,372	868,875
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(306,494)	(304,901)	(326,408)
Business acquisition payments, net of cash acquired		(679,022)	(129,507)
Proceeds from sale of investments		8,429
Other investing activities, net	(30,400)	(104,890)	(34,670)
Net cash used in investing activities	(336,894)	(1,080,384)	(490,585)
FINANCING ACTIVITIES
Proceeds from exercise of stock options and stock issued	302,479	151,773	126,256
Excess tax benefits from stock-based compensation	8,678	16,635	26,373
Common stock repurchased, including related costs	(809,204)	(590,793)	(1,000,000)
Dividends paid	(204,747)
Issuances/payments of commercial paper borrowings, net	246,500	25,500	(19,400)
Borrowings under debt facilities	78,417	930,118	11,109,754
Payments under debt facilities	(78,417)	(619,786)	(10,373,679)
Net cash used in financing activities	(456,294)	(86,553)	(130,696)
Effect of currency exchange rate changes on cash and cash equivalents:	(8,184)	(26)	8,890
Net increase in cash and cash equivalents	485,471	107,409	256,484
Cash and cash equivalents at beginning of year	500,336	392,927	136,443
Cash and cash equivalents at end of year	985,807	500,336	392,927
Supplemental Cash Flow Information
Income taxes	202,888	308,062	225,062
Interest	68,051	62,875	24,549
Noncash investing activities:
Issuance of stock in connection with acquisitions		$ 533,647

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Company Overview: St. Jude Medical, Inc., together with its subsidiaries (St. Jude Medical or the Company) develops, manufactures and distributes cardiovascular medical devices for the global cardiac rhythm management, cardiology, cardiac surgery and atrial fibrillation therapy areas and implantable neurostimulation devices for the management of chronic pain. The Company's four operating segments are Cardiac Rhythm Management (CRM), Cardiovascular (CV), Atrial Fibrillation (AF) and Neuromodulation (NMD). The Company's principal products in each operating segment are as follows: CRM – tachycardia implantable cardioverter defibrillator systems (ICDs) and bradycardia pacemaker systems (pacemakers); CV – vascular products, which include vascular closure products, pressure measurement guidewires, optical coherence tomography (OCT) imaging products, vascular plugs and other vascular accessories, and structural heart products, which include heart valve replacement and repair products and structural heart defect devices; AF – electrophysiology (EP) introducers and catheters, advanced cardiac mapping, navigation and recording systems and ablation systems; and NMD – neurostimulation products, which include spinal cord and deep brain stimulation devices. The Company markets and sells its products primarily through a direct sales force. The principal geographic markets for the Company's products are the United States, Europe, Japan and Asia Pacific.

Principles of Consolidation: The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.

Fiscal Year: The Company utilizes a 52/53-week fiscal year ending on the Saturday nearest December 31st. Fiscal year 2011, 2010 and 2009 consisted of 52 weeks and ended on December 31, 2011, January 1, 2011 and January 2, 2010, respectively.

Use of Estimates: Preparation of the Company's consolidated financial statements in conformity with accounting principles generally accepted in the United States (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash Equivalents: The Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value. The Company's cash equivalents include bank certificates of deposit, money market funds and instruments and commercial paper investments. The Company performs periodic evaluations of the relative credit standing of the financial institutions and issuers of its cash equivalents and limits the amount of credit exposure with any one issuer.

Marketable Securities: Marketable securities consist of publicly-traded equity securities that are classified as available-for-sale securities and investments in mutual funds that are classified as trading securities. On the balance sheet, available-for-sale securities and trading securities are classified as other current assets and other assets, respectively.

The following table summarizes the components of the balance of the Company's available-for-sale securities at December 31, 2011 and January 1, 2011 (in thousands):

	December 31, 2011	January 1, 2011
Adjusted cost	$9,236	$9,116
Gross unrealized gains	29,649	24,988
Gross unrealized losses	(228)	(359)
Fair value	$38,657	$33,745

Available-for-sale securities are recorded at fair value based upon quoted market prices (see Note 12). Unrealized gains and losses, net of related incomes taxes, are recorded in accumulated other comprehensive income in shareholders' equity. Upon the sale of an available-for-sale security, the unrealized gain (loss) is reclassified out of accumulated other comprehensive income and reflected as a realized gain (loss) in net earnings. Realized gains (losses) are computed using the specific identification method and recognized as other income (expense). During 2010, the Company sold an available-for-sale security, recognizing a realized after-tax gain of $3.1 million. The total pre-tax gain of $4.9 million was recognized as other income (see Note 9). There were no realized gains (losses) from the sale of available-for-sale securities recorded during fiscal years 2011 or 2009. Additionally, when the fair value of an available-for-sale security falls below its original cost and the Company determines that the corresponding unrealized loss is other-than-temporary, the Company recognizes an impairment loss to net earnings in the period the determination is made.

The Company's investments in mutual funds are recorded at fair market value based upon quoted market prices (see Note 12) and are held in a rabbi trust, which is not available for general corporate purposes and is subject to creditor claims in the event of 5 insolvency. These investments are specifically designated as available to the Company solely for the purpose of paying benefits under the Company's deferred compensation plan (see Note 11).

Accounts Receivable: The Company grants credit to customers in the normal course of business, but generally does not require collateral or any other security to support its receivables. The Company maintains an allowance for doubtful accounts for potential credit losses. In Greece, the Company has sold its products through a distributor. On February 21, 2012, an agreement was reached between the Greek government and the European Union and International Monetary Fund whereby creditors would swap existing Greek government bonds for new bonds with a significant reduction in face value, a longer term and lower interest rates. This agreement, among other macroeconomic and factors specific to the distributor, negatively impacted the solvency and liquidity of the Company's Greek distributor, raising significant doubt regarding the collectability of the Company's outstanding receivable balance. Since the February debt agreement, as well as these additional factors, provided additional evidence about conditions that existed at the balance sheet date, the Company recognized a $56.4 million accounts receivable allowance charge in the consolidated financial statements for the fiscal year ended December 31, 2011. The Company's total allowance for doubtful accounts was $100.9 million and $35.4 million at December 31, 2011 and January 1, 2011, respectively.

Inventories: Inventories are stated at the lower of cost or market with cost determined using the first-in, first-out method. Inventories consisted of the following (in thousands):

	December 31, 2011	January 1, 2011
Finished goods	$437,932	$466,191
Work in process	54,144	62,607
Raw materials	132,400	138,747
	$624,476	$667,545

Property, Plant and Equipment: Property, plant and equipment are recorded at cost and are depreciated using the straight-line method over their estimated useful lives, ranging from 15 to 39 years for buildings and improvements, three to seven years for machinery and equipment and three to five years for diagnostic equipment. Diagnostic equipment primarily consists of programmers that are used by physicians and healthcare professionals to program and analyze data from ICDs and pacemakers. The estimated useful lives of this equipment are based on anticipated usage by physicians and healthcare professionals and the timing and impact of expected new technology platforms and rollouts by the Company. Property, plant and equipment are depreciated using accelerated methods for income tax purposes.During 2011, 2010 and 2009, depreciation expense was $202.6 million, $177.5 million and $152.9 million, respectively.

Goodwill: Goodwill represents the excess of cost over the fair value of identifiable net assets of a business acquired. Goodwill for each reporting unit is reviewed for impairment at least annually. The Company has four reporting units as of December 31, 2011, consisting of its four operating segments (see Note 14). Based on Accounting Standards Update (ASU) 2011-08, Goodwill Impairment Assessments, the Company assesses goodwill impairment by considering qualitative factors such as macroeconomic conditions, industry and market considerations, cost factors, financial performance, entity specific events, changes in net assets and sustained decrease in share price. If the qualitative assessment results in a determination that the fair value of a reporting unit is more likely than not more than its carrying amount, no additional testing is considered necessary. However, if the Company determines the fair value is more likely than not below the carrying value of a reporting unit, the Company performs the two-step goodwill impairment test required by Accounting Standards Codification (ASC) Topic 350, Intangibles – Goodwill and Other. In the first step, the Company compares the fair value of each reporting unit, as computed primarily by present value cash flow calculations, to its book carrying value, including goodwill. If the carrying value exceeds the fair value, the goodwill of the reporting unit is potentially impaired and the Company would complete step 2 in order to measure the potential impairment loss. In step 2, the Company calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible net assets (including unrecognized intangible assets) of the reporting unit from the fair value of the reporting unit (as determined in step 1). If the implied fair value of goodwill is less than the carrying value of goodwill, the Company would recognize an impairment loss equal to the difference. During the fourth quarters of 2011, 2010 and 2009, the Company completed its annual goodwill impairment assessments and determined there was no evidence of impairment associated with the carrying values of goodwill for its reporting units.

Other Intangible Assets: Other intangible assets consist of purchased technology and patents, in-process research and development (IPR&D) acquired in a business acquisition, customer lists and relationships, trademarks and tradenames, licenses and distribution agreements. Definite-lived intangible assets are amortized on a straight-line basis over the estimated useful life ranging from 3 to 20 years. Certain trademark assets are considered indefinite-lived intangible assets and are not amortized.

The Company's policy defines IPR&D as the value of technology acquired for which the related products have not yet reached technological feasibility and have no future alternative use. The primary basis for determining the technological feasibility of these projects is obtaining regulatory approval to market the underlying products in an applicable geographic region. IPR&D acquired in a business acquisition is subject to ASC Topic 805, Business Combinations, which requires the fair value of IPR&D to be capitalized as an indefinite-lived intangible asset until completion of the IPR&D project or abandonment. Upon completion of the development project (generally when regulatory approval to market the product is obtained), the IPR&D is amortized over its estimated useful life. If the IPR&D projects are abandoned, the related IPR&D assets would likely be impaired and written down to fair value. The purchase of certain intellectual property assets or the rights to such intellectual property is considered a purchase of assets rather than the acquisition of a business. Accordingly, rather than being capitalized, any IPR&D acquired in such asset purchases is expensed.

The Company also reviews its indefinite-lived intangible assets for impairment at least annually to determine if any adverse conditions exist that would indicate impairment. If impairment indicators exist, the Company analyzes the carrying value of its indefinite-lived intangible assets to determine if the carrying value exceeds the related undiscounted future cash flows. If the carrying value exceeds the related undiscounted future cash flows, the carrying value is written down to the fair value in the period identified. The Company determines the fair value by utilizing a present value cash flow calculation with an appropriate risk-adjusted discount rate.

The Company also reviews its definite-lived intangible assets for impairment when impairment indicators exist. When impairment indicators exist, the Company determines if the carrying value of its definite-lived intangible assets exceeds the related undiscounted future cash flows. In cases where the carrying value exceeds the undiscounted cash flows, the carrying value is written down to fair value in the period identified. In assessing fair value, the Company utilizes a present value cash flow calculation with an appropriate risk-adjusted discount rate. During 2011, the Company recognized impairment charges of $51.9 million primarily associated with customer relationship intangible assets (see Note 8). There was no impairment of the Company's intangible assets during fiscal years 2010 or 2009.

Product Warranties: The Company offers a warranty on various products; the most significant of which relate to pacemaker and ICD systems. The Company estimates the costs that may be incurred under its warranties and records a liability in the amount of such costs at the time the product is sold. Factors that affect the Company's warranty liability include the number of units sold, historical and anticipated rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Changes in the Company's product warranty liability during fiscal years 2011 and 2010 were as follows (in thousands):

	2011	2010
Balance at beginning of year	$25,127	$19,911
Warranty expense recognized	15,120	7,442
Warranty credits issued	(4,100)	(2,226)
Balance at end of year	$36,147	$25,127

Product Liability: As a result of higher costs and increasing coverage limitations, effective June 16, 2009, the Company ceased purchasing product liability insurance. Based on historical loss trends, the Company accrues for product liability claims through its self-insurance program in effort to adequately cover future losses. Additionally, the Company accrues for product liability claims when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Receivables for insurance recoveries from prior product liability insurance coverage are recorded when it is probable that a recovery will be realized. The Company has not incurred a significant amount of product liability charges during fiscal years 2011, 2010 or 2009.

Litigation: The Company accrues a liability for costs related to litigation, including future legal costs, settlements and judgments where it has assessed that a loss is probable and an amount can be reasonably estimated.

Revenue Recognition: The Company sells its products to hospitals primarily through a direct sales force. In certain international markets, the Company sells its products through independent distributors. The Company recognizes revenue when persuasive evidence of a sales arrangement exists, delivery of goods occurs through the transfer of title and risks and rewards of ownership, the selling price is fixed or determinable and collectability is reasonably assured. A portion of the Company's inventory is held by field sales representatives or consigned at hospitals. Revenue is recognized at the time the Company is notified that the inventory has been implanted or used by the customer. For products that are not consigned, revenue recognition occurs upon shipment to the hospital or, in the case of distributors, when title transfers under the contract. The Company offers sales rebates and discounts to certain customers. The Company records such rebates and discounts as a reduction of net sales in the same period revenue is recognized. The Company estimates rebates based on customers' contracted terms and historical sales experience.

Research and Development: Research and development costs are expensed as incurred. Research and development costs include product development costs, pre-approval regulatory costs and clinical research expenses.

Stock-Based Compensation: The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation – Stock Compensation (ASC Topic 718). Under the fair value recognition provisions of ASC Topic 718, the Company measures stock-based compensation cost at the grant date fair value and recognizes the compensation expense over the requisite service period, which is the vesting period, using a straight-line attribution method.

The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. The Company estimates pre-vesting award forfeitures at the time of grant by analyzing historical data and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will only be for those awards that vest. The Company's awards are not eligible to vest early in the event of retirement, however, the majority of the Company's awards vest early in the event of a change in control.

Net Earnings Per Share: Basic net earnings per share is computed by dividing net earnings by the weighted average number of outstanding common shares during the period, exclusive of restricted stock awards. Diluted net earnings per share is computed by dividing net earnings by the weighted average number of outstanding common shares and dilutive securities.

The following table sets forth the computation of basic and diluted net earnings per share for fiscal years 2011, 2010 and 2009 (in thousands, except per share amounts):

	2011	2010	2009
Numerator:
Net earnings	$825,793	$907,436	$777,226

Denominator:
Basic weighted average shares outstanding	324,304	328,191	340,880
Effect of dilutive securities:
Stock options	2,649	2,297	3,456
Restricted stock units	138	—	—
Restricted stock awards	3	—	23
Diluted weighted average shares outstanding	327,094	330,488	344,359
Basic net earnings per share	$2.55	$2.76	$2.28
Diluted net earnings per share	$2.52	$2.75	$2.26

Approximately 11.5 million, 18.3 million and 22.8 million shares of common stock subject to employee stock options, restricted stock awards and restricted stock units were excluded from the diluted net earnings per share computation because they were not dilutive during fiscal years 2011, 2010 and 2009, respectively.

Foreign Currency Translation: Sales and expenses denominated in foreign currencies are translated at average exchange rates in effect throughout the year. Assets and liabilities of foreign operations are translated at period-end exchange rates with the impacts of foreign currency translation recognized to cumulative translation adjustment, a component of accumulated other comprehensive income (loss). Foreign currency transaction gains and losses are included in other income (expense).

Derivative Financial Instruments: The Company follows the provisions of ASC Topic 815, Derivatives and Hedging (ASC Topic 815) to account for its derivative instruments and hedging activities. ASC Topic 815 requires all derivative financial instruments to be recognized on the balance sheet at fair value. Changes in the fair value of derivatives are recognized in net earnings or other comprehensive income depending on whether the derivative is designated as part of a qualifying hedge transaction.

The Company uses forward contracts to manage foreign currency exposures primarily related to intercompany receivables and payables arising from intercompany purchases of manufactured products. These forward contracts are not designated as qualifying hedges and therefore, the changes in the fair values of these derivatives are recognized in net earnings and classified in other income (expense). The gains and losses on these forward contracts largely offset the losses or gains on the foreign currency exposures being managed.

The Company has entered into interest rate swap contracts to hedge the risk of the change in the fair value of fixed-rate borrowings due to changes in the benchmark interest rate. As designated fair value hedges, changes in the value of the fair value hedge are recognized as an asset or liability, as applicable, offsetting the changes in the fair value of the hedged debt instrument. The Company has also periodically entered into interest rate swap contracts to hedge the risk to net earnings associated with movements in interest rates by converting variable-rate borrowings into fixed-rate borrowings. As designated cash flow hedges, the fair value of the swap contract is recognized as an asset or liability, as applicable, with the related unrealized gain (loss) recorded to other comprehensive income. The Company's swap contracts are recorded on the consolidated balance sheets as a component of other current assets, other assets, other accrued expenses or other liabilities based on the gain or loss position of the contract and the contract maturity date.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board (FASB) issued ASU 2010-6, Fair Value Measurements and Disclosures (ASC Topic 820): Improving Disclosures about Fair Value Measurements, which requires reporting entities to make new disclosures about recurring or nonrecurring fair value measurements including (i) significant transfers into and out of Level 1 and Level 2 fair value measurements and (ii) information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. ASC Topic 820 was effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which were effective for interim and annual periods beginning after December 15, 2010. The Company adopted the additional disclosures required for Level 1 and Level 2 fair value measurements in fiscal year 2010 and adopted Level 3 disclosures in fiscal year 2011.

In September 2011, the FASB issued Accounting Standards Update (ASU) 2011-08, Intangibles – Goodwill and Other (ASC Topic 350): Testing Goodwill for Impairment, which allows an entity to first assess qualitative factors to determine whether the existence of events or circumstances lead to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If after the assessment the entity determines it is unlikely that the fair value of a reporting unit is less than its carrying amount, then the two-step impairment test is unnecessary. If however, an entity concludes otherwise, then the first step of the two-step impairment test is required. ASU 2011-08 is effective for interim and annual reporting periods beginning after December 15, 2011, with early adoption permitted. While the Company early- adopted this new accounting pronouncement during its fourth quarter 2011 annual goodwill impairment assessment, there was no impact to the Company's financial statements.

Acquisitions And Minority Investment	12 Months Ended
Dec. 31, 2011
Acquisitions And Minority Investment [Abstract]
Acquisitions And Minority Investment

NOTE 2 – ACQUISITIONS AND MINORITY INVESTMENT

The Company's most significant acquisitions are described below. The results of operations of businesses acquired have been included in the Company's consolidated results of operations since the dates of acquisition. Pro forma results of operations have not been presented for these acquisitions since the effects of these business acquisitions were not material to the Company either individually or in the aggregate.

Fiscal Year 2010

LightLab Imaging, Inc.: On July 6, 2010, the Company completed its acquisition of LightLab Imaging, Inc. (LightLab Imaging) for $92.8 million in net cash consideration. The Company recorded direct transaction costs of $1.4 million. LightLab Imaging was based in Westford, Massachusetts and develops, manufactures and markets OCT for coronary imaging applications. OCT is a high resolution diagnostic coronary imaging technology that complements the Fractional Flow Reserve (FFR) technology acquired by the Company as part of the Radi Medical Systems AB (Radi Medical Systems) acquisition in December 2008.

The goodwill recorded as a result of the LightLab Imaging acquisition is deductible for income tax purposes and was entirely allocated to the Cardiovascular operating segment. The goodwill represents the strategic benefits of growing our Cardiovascular product portfolio and the expected revenue growth from increased market penetration from future products and customers. In connection with the acquisition of LightLab Imaging, the Company recognized $39.6 million of developed and core technology intangible assets that have an estimated useful life of 15 years and $14.3 million of IPR&D that was capitalized as an indefinite-lived intangible asset.

AGA Medical, Inc.: On November 18, 2010 the Company completed its acquisition of AGA Medical, acquiring all of the outstanding shares of AGA Medical (NASDAQ: AGAM) for $20.80 per share in a cash and stock transaction valued at $1.1 billion (which consisted of $549.4 million in net cash consideration and 13.6 million shares of St. Jude Medical common stock). The transaction was consummated through an exchange offer followed by a merger. The Company recorded direct transaction costs of $15.0 million and assumed debt of $197.0 million that was paid off at closing. The AGA Medical acquisition expanded the Company's cardiovascular product portfolio and future product pipeline to treat structural heart defects and vascular abnormalities through minimally invasive transcatheter treatments. AGA Medical was based in Plymouth, Minnesota.

The goodwill recorded as a result of the AGA Medical acquisition is not deductible for income tax purposes and was allocated entirely to the Company's Cardiovascular operating segment. The goodwill represents the strategic benefits of growing our Cardiovascular product portfolio and the expected revenue growth from increased market penetration from future products and customers. In connection with the acquisition of AGA Medical, the Company capitalized $372.0 million of developed and core technology intangible assets, $120.0 million of IPR&D and $48.8 million of trademark intangible assets. The estimated useful lives of the developed and core technology intangible assets range from 12 to 15 years. Both the IPR&D and trademark assets have been recorded as indefinite-lived intangible assets. During 2011, the Company finalized the $1.1 billion purchase price allocation and recorded a $3.0 million decrease to goodwill. The impacts of finalizing the purchase price allocation, individually and in the aggregate were not considered material to reflect as a retrospective adjustment of the historical financial statements.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as a result of the significant business acquisitions made by the Company in fiscal year 2010 (in thousands):

	LightLab Imaging	AGA Medical	Total
Current assets	$15,424	$96,936	$112,360
Deferred income taxes, net	4,240	13,038	17,278
Goodwill	40,543	880,679	921,222
Other intangible assets	39,640	420,800	460,440
Acquired IPR&D	14,270	120,000	134,270
Other long-term assets	2,219	45,007	47,226
Total assets acquired	116,336	1,576,460	1,692,796

Current liabilities	23,555	62,154	85,709
Deferred income taxes, net	—	195,477	195,477
Other long-term liabilities	—	235,756	235,756
Net assets acquired	$92,781	$1,083,073	$1,175,854

Cash paid, net of cash acquired	$92,781	$549,426	$642,207
Non-cash (SJM shares at fair value)	—	533,647	533,647
Net assets acquired	$92,781	$1,083,073	$1,175,854

Minority Investment: During 2010, the Company made a minority equity investment of $60.0 million in CardioMEMS, Inc. (CardioMEMS), a privately-held company that is focused on the development of a wireless monitoring technology that can be placed directly into the pulmonary artery to assess cardiac performance via measurement of pulmonary artery pressure. The investment agreement resulted in a 19% ownership interest and provided the Company with the exclusive right, but not the obligation, to acquire CardioMEMS for an additional payment of $375 million during the period that extends through the completion of certain regulatory milestones. The equity investment and allocated value of the fixed price purchase option are being carried at cost.

Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

NOTE 3 – GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for each of the Company's reportable segments for the fiscal years ended December 31, 2011 and January 1, 2011 were as follows (in thousands):

	CRM/NMD	CV/AF	Total
Balance at January 2, 2010	$1,218,329	$787,522	$2,005,851
AGA Medical	—	880,679	880,679
LightLab Imaging	—	40,543	40,543
Foreign currency translation and other	12,791	15,738	28,529
Balance at January 1, 2011	$1,231,120	$1,724,482	$2,955,602
AGA Medical	—	(2,995)	(2,995)
Foreign currency translation and other	3,965	(3,635)	330
Balance at December 31, 2011	$1,235,085	$1,717,852	$2,952,937

The following table provides the gross carrying amount of other intangible assets and related accumulated amortization (in thousands):

	December 31, 2011		January 1, 2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization

Definite-lived intangible assets:
Purchased technology and patents	$922,409	$275,831	$910,035	$208,362
Customer lists and relationships	47,745	25,433	184,327	100,608
Trademarks and tradenames	24,171	7,556	24,370	7,431
Licenses, distribution agreements and other	6,283	4,575	6,170	4,511
	$1,000,608	$313,395	$1,124,902	$320,912

Indefinite-lived intangible assets:
Acquired IPR&D	$120,000		$134,270
Trademarks and tradenames	48,800		48,800
	$168,800		$183,070

During 2011, the Company received approval in Japan for its OCT technology acquired in conjunction with its LightLab Imaging acquisition in 2010. As a result of the approval, the Company reclassified $14.3 million of acquired IPR&D from an indefinite-lived intangible asset to a purchased technology definite-lived intangible asset.

The Company also recognized a $51.9 million impairment charge during 2011 primarily associated with customer relationship intangible assets (see Note 8). The gross carrying amounts and related accumulated amortization amounts for these impairment charges were written off in the respective period. There was no impairment of intangible assets during fiscal years 2010 or 2009.

Amortization expense was $93.1 million, $63.3 million and $58.5 million for fiscal years 2011, 2010 and 2009, respectively. The following table presents expected future amortization expense. Actual amounts of amortization expense may differ due to additional intangible assets acquired and foreign currency translation impacts (in thousands):

	2012	2013	2014	2015	2016	After 2016
Amortization expense	$ 81,361	$ 80,351	$ 79,281	$ 78,939	$ 78,750	$ 326,504

Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt

NOTE 4 – DEBT

The Company's debt consisted of the following (in thousands):

	December 31, 2011	January 1, 2011
2.20% senior notes due 2013	$460,829	$467,168
3.75% senior notes due 2014	699,460	699,248
2.50% senior notes due 2016	517,710	489,496
4.875% senior notes due 2019	495,198	494,563
1.58% Yen-denominated senior notes due 2017	104,446	99,737
2.04% Yen-denominated senior notes due 2020	163,632	156,254
Yen-denominated term loan due 2011	—	79,637
Yen-denominated credit facilities due 2012	83,397	—
Commercial paper borrowings	272,000	25,500
Total debt	2,796,672	2,511,603
Less: current debt obligations	83,397	79,637
Long-term debt	$2,713,275	$2,431,966

Expected future minimum principal payments under the Company's debt obligations are as follows: $83.4 million in 2012; $450.0 million in 2013; $700.0 million in 2014; $272.0 million in 2015; $500.0 million in 2016; and $768.1 million in years thereafter.

Senior notes due 2013: On March 10, 2010, the Company issued $450.0 million principal amount of 3-year, 2.20% unsecured senior notes (2013 Senior Notes) that mature in September 2013. The majority of the net proceeds from the issuance of the 2013 Senior Notes was used to retire outstanding debt obligations. Interest payments are required on a semi-annual basis. The 2013 Senior Notes were issued at a discount, yielding an effective interest rate of 2.23% at issuance. The Company may redeem the 2013 Senior Notes at any time at the applicable redemption price. The debt discount is being amortized as interest expense through maturity.

Concurrent with the issuance of the 2013 Senior Notes, the Company entered into a 3-year, $450.0 million notional amount interest rate swap designated as a fair value hedge of the changes in fair value of the Company's fixed-rate 2013 Senior Notes. On November 8, 2010, the Company terminated the interest rate swap and received a cash payment of $19.3 million. The gain from terminating the interest rate swap agreement is being amortized as a reduction of interest expense resulting in a net average interest rate of 0.8% that will be recognized over the remaining term of the 2013 Senior Notes.

Senior notes due 2014: On July 28, 2009, the Company issued $700.0 million principal amount, 5-year, 3.75% unsecured senior notes (2014 Senior Notes) that mature in July 2014. Interest payments are required on a semi-annual basis. The 2014 Senior Notes were issued at a discount, yielding an effective interest rate of 3.78% at issuance. The debt discount is being amortized as interest expense through maturity. The Company may redeem the 2014 Senior Notes at any time at the applicable redemption price.

Senior notes due 2016: On December 1, 2010, the Company issued $500.0 million principal amount of 5-year, 2.50% unsecured senior notes (2016 Senior Notes) that mature in January 2016. The majority of the net proceeds from the issuance of the 2016 Senior Notes was used for general corporate purposes including the repurchase of the Company's common stock. Interest payments are required on a semi-annual basis. The 2016 Senior Notes were issued at a discount, yielding an effective interest rate of 2.54% at issuance. The debt discount is being amortized as interest expense through maturity. The Company may redeem the 2016 Senior Notes at any time at the applicable redemption price.

Concurrent with the issuance of the 2016 Senior Notes, the Company entered into a 5-year, $500.0 million notional amount interest rate swap designated as a fair value hedge of the changes in fair value of the Company's fixed-rate 2016 Senior Notes. As of December 31, 2011, the fair value of the swap was an $18.1 million asset which was classified as other assets on the consolidated balance sheet, with a corresponding adjustment increasing the carrying value of the 2016 Senior Notes. Refer to Note 13 for additional information regarding the interest rate swap.

Senior notes due 2019: On July 28, 2009, the Company issued $500.0 million principal amount, 10-year, 4.875% unsecured senior notes (2019 Senior Notes) that mature in July 2019. Interest payments are required on a semi-annual basis. The 2019 Senior Notes were issued at a discount, yielding an effective interest rate of 5.04% at issuance. The debt discount is being amortized as interest expense through maturity. The Company may redeem the 2019 Senior Notes at any time at the applicable redemption price.

1.58% Yen-denominated senior notes due 2017: On April 28, 2010, the Company issued 7-year, 1.58% unsecured senior notes in Japan (1.58% Yen Notes) totaling 8.1 billion Yen (the equivalent of $104.4 million at December 31, 2011 and $99.7 million at January 1, 2011). The net proceeds from the issuance of the 1.58% Yen Notes were used to repay the 1.02% Yen-denominated Notes due May 2010 (1.02% Yen Notes). The principal amount of the 1.58% Yen Notes recorded on the balance sheet fluctuates based on the effects of foreign currency translation. Interest payments are required on a semi-annual basis and the entire principal balance is due on April 28, 2017.

2.04% Yen-denominated senior notes due 2020: On April 28, 2010, the Company issued 10-year, 2.04% unsecured senior notes in Japan (2.04% Yen Notes) totaling 12.8 billion Yen (the equivalent of $163.6 million at December 31, 2011 and $156.3 million at January 1, 2011). The net proceeds from the issuance of the 2.04% Yen Notes were used to repay the 1.02% Yen Notes. The principal amount of the 2.04% Yen Notes recorded on the balance sheet fluctuates based on the effects of foreign currency translation. Interest payments are required on a semi-annual basis and the entire principal balance is due on April 28, 2020.

Yen–denominated credit facilities: In March 2011, the Company borrowed 6.5 billion Japanese Yen under uncommitted credit facilities with two commercial Japanese banks that provide for borrowings up to a maximum of 11.25 billion Japanese Yen. The proceeds from the borrowings were used to repay the outstanding balance on the Yen-denominated term loan due December 2011. The outstanding 6.5 billion Japanese Yen balance was the equivalent of $83.4 million at December 31, 2011. The principal amount reflected on the balance sheet fluctuates based on the effects of foreign currency translation. Half of the borrowings bear interest at Yen LIBOR plus 0.25% and the other half of the borrowings bear interest at Yen LIBOR plus 0.275%. The entire principal balance is due in March 2012.

Other available borrowings: In December 2010, the Company entered into a $1.5 billion unsecured committed credit facility (Credit Facility) that it may draw on for general corporate purposes and to support its commercial paper program. The Credit Facility expires in February 2015. Borrowings under the Credit Facility bear interest initially at LIBOR plus 0.875%, subject to adjustment in the event of a change in the Company's credit ratings. As of December 31, 2011 and January 1, 2011, the Company had no outstanding borrowings under the Credit Facility.

The Company's commercial paper program provides for the issuance of short-term, unsecured commercial paper with maturities up to 270 days. The Company began issuing commercial paper during November 2010 and had an outstanding commercial paper balance of $272.0 million as of December 31, 2011 and $25.5 million as of January 1, 2011. During 2011, the Company's weighted average effective interest rate on its commercial paper borrowings was approximately 0.25%. Any future commercial paper borrowings would bear interest at the applicable then-current market rates. The Company classifies all of its commercial paper borrowings as long-term debt, as the Company has the ability to repay any short-term maturity with available cash from its existing long-term, committed Credit Facility.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 5 COMMITMENTS AND CONTINGENCIES

Leases

The Company leases various facilities and equipment under non-cancelable operating lease arrangements. Future minimum lease payments under these leases are as follows: $41.0 million in 2012; $31.6 million in 2013; $23.2 million in 2014; $16.5 million in 2015; $12.5 million in 2016; and $17.4 million in years thereafter. Rent expense under all operating leases was $44.6 million, $36.3 million and $33.5 million in fiscal years 2011, 2010 and 2009, respectively.

Litigation

Silzone Litigation and Insurance Receivables: The Company has been sued in various jurisdictions beginning in March 2000 by some patients who received a heart valve product with Silzone coating, which the Company stopped selling in January 2000. The Company has vigorously defended against the claims that have been asserted and will continue to do so with respect to any remaining claims.

The Company has two outstanding class actions in Ontario, one individual case in Ontario, one proposed class action in British Columbia by the provincial health insurer, and one individual lawsuit in federal court in Nevada. In Ontario, a class action case involving Silzone patients has been certified, and the trial on common class issues began in February 2010. The testimony and evidence submissions for this trial were completed in March 2011, and closing briefing and argument were completed in September 2011. No final ruling from the common issues trial has been issued. Depending on the Court's ultimate decision, there may be further proceedings, including appeals, in the future. A second case seeking class action status in Ontario has been stayed pending resolution of the ongoing Ontario class action. The complaints in the Ontario cases request damages up to 2.0 billion Canadian Dollars (the equivalent of $2.0 billion at December 31, 2011). The proposed class action lawsuit by the British Columbia provincial health insurer seeks to recover the cost of insured services furnished or to be furnished to patients who were also class members in the British Columbia class action that was resolved in 2010. Although that lawsuit remains pending in the British Columbia court, there has not been any activity since 2010. The individual case in Ontario requests damages in excess of $1.2 million (claiming unspecified special damages, health care costs and interest), and the complaint filed in the lawsuit in Nevada requests damages in excess of $75 thousand. Based on the Company's historical experience, the amount ultimately paid, if any, often does not bear any relationship to the amount claimed.

The Company has recorded an accrual for probable legal costs, settlements and judgments for Silzone related litigation. The Company is not aware of any unasserted claims related to Silzone-coated products. For all Silzone legal costs incurred, the Company records insurance receivables for the amounts that it expects to recover based on its assessment of the specific insurance policies, the nature of the claim and the Company's experience with similar claims. Any costs (the material components of which are settlements, judgments, legal fees and other related defense costs) not covered by the Company's product liability insurance policies or existing reserves could be material to the Company's consolidated earnings, financial position and cash flows. The following table summarizes the Company's Silzone legal accrual and related insurance receivable at December 31, 2011 and January 1, 2011 (in thousands):

	December 31, 2011	January 1, 2011
Silzone legal accrual	$21,657	$24,032
Silzone insurance receivable	$14,975	$12,799

The Company's current and final insurance layer for Silzone claims consists of $15 million of remaining coverage with two insurance carriers. To the extent that the Company's future Silzone costs and expenses exceed its remaining insurance coverage, the Company would be responsible for such costs. The Company has not recorded an expense related to any potential future damages as they are not probable or reasonably estimable at this time.

Volcano Corporation & LightLab Imaging Inc. (LightLab Imaging) Litigation: The Company's subsidiary, LightLab Imaging, has pending litigation with Volcano Corporation (Volcano) and Axsun Technologies, Inc. (Axsun), a subsidiary of Volcano, in the Superior Court of Massachusetts and in state court in Delaware. LightLab Imaging makes and sells optical coherence tomography (OCT) imaging systems. Volcano is a LightLab Imaging competitor in medical imaging. Axsun makes and sells lasers and is a supplier of lasers to LightLab Imaging for use in OCT imaging systems. The lawsuits arise out of Volcano's acquisition of Axsun in December 2008. Before Volcano acquired Axsun, LightLab Imaging and Axsun had worked together to develop a tunable laser for use in OCT imaging systems. While the laser was in development, LightLab Imaging and Axsun entered into an agreement pursuant to which Axsun agreed to sell its tunable lasers exclusively to LightLab in the field of human coronary artery imaging for a certain period of time.

After Volcano acquired Axsun in December 2008, LightLab Imaging sued Axsun and Volcano in Massachusetts, asserting a number of claims arising out of Volcano's acquisition of Axsun. In January 2011, the court ruled that Axsun's and Volcano's conduct constituted knowing and willful violations of a statute that prohibits unfair or deceptive acts or practices or acts of unfair competition, entitling LightLab Imaging to double damages, and furthermore, that LightLab Imaging was entitled to recover attorneys' fees. In February 2011, Volcano and Axsun were ordered to pay the Company for reimbursement of attorneys' fees and double damages, which Volcano paid to the Company in July 2011. The Court also issued certain injunctions against Volcano and Axsun when it entered its final judgment.

In Delaware, Axsun and Volcano commenced an action in February 2010 against LightLab Imaging, seeking a declaration as to whether Axsun may supply a certain light source for use in OCT imaging systems to Volcano. Axsun's and Volcano's position is that this light source is not a tunable laser and hence falls outside Axsun's exclusivity obligations to Volcano. LightLab Imaging's position, among other things, is that this light source is a tunable laser. Though the trial of this matter was expected to occur in early 2011, in a March 2011 ruling, the Delaware Court postponed the trial of this case because Axsun and Volcano did not yet have a finalized light source product to present to the Court.

In May 2011, LightLab Imaging initiated a lawsuit against Volcano and Axsun in the Delaware state court. The suit seeks to enforce LightLab Imaging's exclusive contract with Axsun, to prevent Volcano from interfering with that contract, to bar Axsun and Volcano from using LightLab Imaging confidential information and trade secrets, and to prevent Volcano and Axsun from violating a Massachusetts statute prohibiting unfair methods of competition and unfair or deceptive acts or practices relating to LightLab Imaging's tunable laser technology. In October 2011, LightLab Imaging filed an amended and supplemental complaint in this action, and in early November 2011, the Company received Volcano and Axsun's response, including motions to dismiss some of the claims and stay the prosecution of other claims. The parties have fully briefed these motions, but no hearing date has yet been set by the Court.

Volcano Corporation & St. Jude Medical Patent Litigation: In July 2010, the Company filed a lawsuit in federal district court in Delaware against Volcano for patent infringement. In the suit, the Company asserted five patents against Volcano and seeks injunctive relief and monetary damages. The infringed patents are part of the St. Jude Medical PressureWire® technology platform, which was acquired as part of St. Jude Medical's purchase of Radi Medical Systems in December 2008.Volcano has filed counterclaims against the Company in this case, alleging certain St. Jude Medical patent claims are unenforceable and that certain St. Jude Medical products infringe four Volcano patents. The Company believes the assertions and claims made by Volcano are without merit. The hearing on the proper constructions of the patent claims, and for all dispositive motions is scheduled for September 2012. Trial on liability issues in this case is scheduled for October 2012.

Securities Class Action Litigation: In March 2010, a securities class action lawsuit was filed in federal district court in Minnesota against the Company and certain officers on behalf of purchasers of St. Jude Medical common stock between April 22, 2009 and October 6, 2009. The lawsuit relates to the Company's earnings announcements for the first, second and third quarters of 2009, as well as a preliminary earnings release dated October 6, 2009. The complaint, which seeks unspecified damages and other relief as well as attorneys' fees, alleges that the Company failed to disclose that it was experiencing a slowdown in demand for its products and was not receiving anticipated orders for CRM devices. Class members allege that the Company's failure to disclose the above information resulted in the class purchasing St. Jude Medical stock at an artificially inflated price. The Company intends to vigorously defend against the claims asserted in this lawsuit. In December 2011, the Court issued a decision denying a motion to dismiss filed by the defendants in October 2010. The defendants filed their answer in January 2012, and the discovery phase in the case will begin shortly.

Other than disclosed above, the Company has not recorded an expense related to any potential damages in connection with these litigation matters because any potential loss is not probable or reasonably estimable. Additionally, other than disclosed above, the Company cannot reasonably estimate a loss or range of loss, if any, that may result from these litigation matters.

Regulatory Matters

The FDA inspected the Company's manufacturing facility in Minnetonka, Minnesota at various times between December 8 and December 19, 2008. On December 19, 2008, the FDA issued a Form 483 identifying certain observed non-conformity with current Good Manufacturing Practice (cGMP) primarily related to the manufacture and assembly of the SafireTM ablation catheter with a 4 mm or 5 mm non-irrigated tip. Following the receipt of the Form 483, the Company's AF division provided written responses to the FDA detailing proposed corrective actions and immediately initiated efforts to address the FDA's observations of non-conformity. The Company subsequently received a warning letter dated April 17, 2009 from the FDA relating to these non-conformities with respect to this facility.

The FDA inspected the Company's Plano, Texas manufacturing facility at various times between March 5 and April 6, 2009. On April 6, 2009, the FDA issued a Form 483 identifying certain observed nonconformities with cGMP. Following the receipt of the Form 483, the Company's Neuromodulation division provided written responses to the FDA detailing proposed corrective actions and immediately initiated efforts to address FDA's observations of nonconformity. The Company subsequently received a warning letter dated June 26, 2009 from the FDA relating to these non-conformities with respect to its Neuromodulation division's Plano, Texas and Hackettstown, New Jersey facilities.

With respect to each of these warning letters, the FDA notes that it will not grant requests for exportation certificates to foreign governments or approve pre-market approval applications for Class III devices to which the quality system regulation deviations are reasonably related until the violations have been corrected. The Company is working cooperatively with the FDA to resolve all of its concerns.

Customer orders have not been and are not expected to be impacted while the Company works to resolve the FDA's concerns. The Company is working diligently to respond timely and fully to the FDA's requests. While the Company believes the issues raised by the FDA can be resolved without a material impact on the Company's financial results, the FDA has recently been increasing its scrutiny of the medical device industry and raising the threshold for compliance. The government is expected to continue to scrutinize the industry closely with inspections, and possibly enforcement actions, by the FDA or other agencies. The Company is regularly monitoring, assessing and improving its internal compliance systems and procedures to ensure that its activities are consistent with applicable laws, regulations and requirements, including those of the FDA.

Other Matters

Boston U.S. Attorney Investigation: In December 2008, the U.S. Attorney's Office in Boston delivered a subpoena issued by the U.S. Department of Health and Human Services, Office of the Inspector General (OIG) requesting the production of documents relating to implantable cardiac rhythm device and pacemaker warranty claims. The Company has been cooperating with the investigation.

In November 2011, the U.S. District Court for the Northern District of Texas unsealed a qui tam complaint (private individual bringing suit on behalf of the U.S. Government) filed by a former employee containing allegations relating to the issues covered by the U.S. Attorney's investigation. Subsequently, on February 24, 2012, the qui tam relator served the Company a formal complaint. The U.S. Department of Justice and the State of Texas have notified the court that they decline to intervene in the action. The Company intends to vigorously defend against the allegations in the complaint.

U.S. Department of Justice - Civil Investigative Demand: In March 2010, the Company received a Civil Investigative Demand (CID) from the Civil Division of the U.S. Department of Justice. The CID requests documents and sets forth interrogatories related to communications by and within the Company on various indications for ICDs and a National Coverage Decision issued by Centers for Medicare and Medicaid Services. Similar requests were made of the Company's major competitors. The Company has produced all documents and information requested in the CID.

The Company recorded accruals during fiscal year 2011 related to the above governmental matters because the potential losses, while immaterial, were probable and reasonably estimable. The Company cannot reasonably estimate a loss or range of loss, if any, above the losses accrued that may result from these governmental matters. The Company is also involved in various other lawsuits, claims and proceedings that arise in the ordinary course of business.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity

NOTE 6 – SHAREHOLDERS' EQUITY

Capital Stock: The Company's authorized capital consists of 25 million shares of $1.00 per share par value preferred stock and 500 million shares of $0.10 per share par value common stock. There were no shares of preferred stock issued or outstanding during 2011, 2010 or 2009.

Share Repurchases: On December 12, 2011, the Company's Board of Directors authorized a share repurchase program of up to $300.0 million of the Company's outstanding common stock. The Company began repurchasing shares on January 27, 2012 and completed the repurchases under the program on February 8, 2012, repurchasing 7.1 million shares for $300.0 million at an average repurchase price of $42.14 per share.

On August 2, 2011, the Company's Board of Directors authorized a share repurchase program of up to $500.0 million of the Company's outstanding common stock. The Company completed the repurchases under the program on August 29, 2011, repurchasing 11.7 million shares for $500.0 million at an average repurchase price of $42.79 per share.

On October 15, 2010, the Company's Board of Directors authorized a share repurchase program of up to $600.0 million of the Company's outstanding common stock. On October 21, 2010, the Company's Board of Directors authorized an additional $300.0 million of share repurchases as part of this share repurchase program. Through January 1, 2011, the Company had repurchased 15.4 million shares for $625.3 million at an average repurchase price of $40.63 per share. The Company continued repurchasing shares in 2011 and completed the repurchases under the program on January 20, 2011, repurchasing a program total of 22.0 million shares for $900.0 million at an average repurchase price of $40.87 per share.

In October 2009, the Company's Board of Directors authorized a share repurchase program of up to $500.0 million of the Company's outstanding common stock. The Company completed the repurchases under the program in December 2009, repurchasing 14.1 million shares for $500.0 million at an average repurchase price of $35.44 per share. In July 2009, the Company's Board of Directors authorized a share repurchase program of up to $500.0 million of the Company's outstanding common stock. The Company completed the repurchases under the program in September 2009, repurchasing 13.0 million shares for $500.0 million at an average repurchase price of $38.32 per share. For fiscal year 2009, the Company repurchased a total of 27.1 million shares for $1.0 billion at an average repurchase price of $36.83 per share.

Dividends: Since 1994, the Company had not declared or paid any cash dividends. During 2011, the Company's Board of Directors authorized four quarterly cash dividend payments of $0.21 per share paid on April 29, 2011, July 29, 2011, October 31, 2011 and January 31, 2012. The Company's fourth quarter 2011 dividend was paid on January 31, 2012 to shareholders of record as of December 30, 2011. Additionally, on February 24, 2012 the Company's Board of Directors authorized a cash dividend of $0.23 per share payable on April 30, 2012 to shareholders of record as of March 30, 2012.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

NOTE 7 – STOCK-BASED COMPENSATION

Stock Compensation Plans

The Company's stock compensation plans provide for the issuance of stock-based awards, such as stock options, restricted stock units and restricted stock awards, to directors, officers, employees and consultants. Since 2000, all stock option awards granted under these plans have an exercise price equal to the fair market value on the date of grant, an eight-year contractual life and generally, vest annually over a four-year vesting term. Restricted stock units and restricted stock awards under these plans also generally vest annually over a four-year period. Restricted stock awards are considered issued and outstanding at the grant date and have the same dividend and voting rights as other common stock. Directors can elect to receive half or their entire annual retainer in the form of a restricted stock award with a six-month vesting term. Restricted stock units are not issued and outstanding at the grant date; instead, upon vesting the recipient receives one share of the Company's common stock for each vested restricted stock unit. At December 31, 2011, the Company had 22.7 million shares of common stock available for stock option grants under its stock compensation plans. The Company has the ability to grant a portion of the available shares in the form of restricted stock awards or units. Specifically, in lieu of granting up to 21.6 million stock options under these plans, the Company may grant up to 9.6 million restricted stock awards or units (for certain grants of restricted stock units or awards, the number of shares available are reduced by 2.25 shares). Additionally, in lieu of granting up to 0.1 million stock options under these plans, the Company may grant up to 0.1 million restricted stock awards (for certain grants of restricted stock awards, the number of shares available are reduced by one share). The remaining 1.0million shares of common stock are available only for stock option grants. At December 31, 2011, there was $149.5 million of total unrecognized stock-based compensation expense, adjusted for estimated forfeitures, which is expected to be recognized over a weighted average period of 2.9 years and will be adjusted for any future changes in estimated forfeitures.

The Company also has an Employee Stock Purchase Plan (ESPP) that allows participating employees to purchase newly issued shares of the Company's common stock at a discount through payroll deductions. The ESPP consists of a 12-month offering period whereby employees can purchase shares at 85% of the market value at either the beginning of the offering period or the end of the offering period, whichever price is lower. Employees purchased 0.9 million, 0.9 million and 0.8 million shares in 2011, 2010 and 2009, respectively. At December 31, 2011, 1.6 million shares of common stock were available for future purchases under the ESPP.

The Company's total stock compensation expense for fiscal years 2011, 2010 and 2009 by income statement line item was as follows (in thousands):

	2011	2010	2009
Selling, general and administrative expense	$55,150	$48,900	$41,910
Research and development expense	15,404	14,950	12,750
Cost of sales	5,759	5,736	5,135
Total stock compensation expense	$76,313	$69,586	$59,795

Valuation Assumptions

The Company uses the Black-Scholes standard option pricing model (Black-Scholes model) to determine the fair value of stock options and ESPP purchase rights. The determination of the fair value of the awards on the date of grant using the Black-Scholes model is affected by the Company's stock price as well as assumptions of other variables, including projected employee stock option exercise behaviors, risk-free interest rate, expected volatility of the Company's stock price in future periods and expected dividend yield. The fair value of both restricted stock and restricted stock units is based on the Company's closing stock price on the date of grant. The weighted average fair values of restricted stock awards granted during fiscal years 2011, 2010 and 2009 were $49.77, $37.08 and $39.83, respectively. Fiscal year 2010 was the first year the Company granted restricted stock units. The weighted average fair value of the restricted stock units granted during fiscal years 2011 and 2010 was $35.14 and $41.65, respectively. The weighted average fair values of ESPP purchase rights granted to employees during fiscal years 2011, 2010 and 2009 were $10.86, $9.70 and $10.49, respectively.

The following table provides the weighted average fair value of stock options granted to employees during fiscal years 2011, 2010 and 2009 and the related weighted average assumptions used in the Black-Scholes model:

	2011	2010	2009
Fair value of options granted	$9.17	$11.79	$12.17

Assumptions:
Expected life (years)	5.5	4.8	4.7
Risk-free interest rate	0.9%	2.2%	2.3%
Volatility	33.9%	31.7%	32.8%
Dividend yield	2.0%	0.0%	0.0%

Expected life: The Company analyzes historical employee exercise and termination data to estimate the expected life assumption. Annually, the Company updates these assumptions unless circumstances would indicate a more frequent update is necessary.

Risk-free interest rate: The rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity equal to or approximating the expected life of the options.

Volatility: The Company calculates its expected volatility assumption by blending the historical and implied volatility. The historical volatility is based on the daily closing prices of the Company's common stock over a period equal to the expected term of the option. Market-based implied volatility is based on utilizing market data of actively traded options on the Company's stock, from options at- or near-the-money, at a point in time as close to the grant date of the employee options as reasonably practical and with similar terms to the employee share option, or a remaining maturity of at least six months if no similar terms are available. The historical volatility of the Company's common stock price over the expected term of the option is a strong indicator of the expected future volatility. In addition, implied volatility takes into consideration market expectations of how future volatility will differ from historical volatility. The Company does not believe that one estimate is more reliable than the other, and as a result, the Company uses an equal weighting of historical volatility and market-based implied volatility.

Dividend yield: For all grants through fiscal year 2010, the Company had not anticipated paying cash dividends and therefore assumed a dividend yield of zero. Beginning in fiscal year 2011, the Company began paying cash dividends. The Company's dividend yield assumption is based on the expected annual dividend yield on the grant date.

Stock Compensation Activity

The following table summarizes stock option activity under all stock compensation plans during the fiscal year ended December 31, 2011:

	Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Instrinsic Value (in thousands)
Outstanding at January 1, 2011	33,514	$38.13
Granted	4,510	35.34
Canceled	(1,265)	38.11
Exercised	(7,746)	35.15
Outstanding at December 31, 2011	29,013	$38.51	5.0	$20,705
Vested and expected to vest	27,610	$38.56	4.9	$20,205
Exercisable at December 31, 2011	17,519	$39.58	3.8	$15,097

The aggregate intrinsic value of options outstanding and options exercisable is based on the Company's closing stock price on the last trading day of the fiscal year for in-the-money options. The aggregate intrinsic value represents the cumulative difference between the fair market value of the underlying common stock and the option exercise prices. The total intrinsic value of options exercised during fiscal years 2011, 2010 and 2009 was $95.9 million, $83.0 million and $106.6 million, respectively.

The following table summarizes activity for restricted stock awards and restricted stock units under all stock compensation plans during the fiscal year ended December 31, 2011:

	Restricted Stock (in thousands)	Weighted Average Grant Date Fair Value
Unvested balance at January 1, 2011	845	$41.63
Granted	734	35.27
Vested	(199)	41.90
Canceled	(81)	41.65
Unvested balance at December 31, 2011	1,299	$38.01

The total aggregate fair value of restricted stock awards and restricted stock units vested during fiscal years 2011, 2010 and 2009 was $6.8 million, $0.5 million and $2.5 million, respectively.

Purchased In-Process Research And Development (IPR&D) And Special Charges	12 Months Ended
Dec. 31, 2011
Purchased In-Process Research And Development (IPR&D) And Special Charges [Abstract]
Purchased In-Process Research And Development (IPR&D) And Special Charges

NOTE 8 – PURCHASED IN-PROCESS RESEARCH AND DEVELOPMENT (IPR&D) AND SPECIAL CHARGES

IPR&D Charges

During 2011, the Company recorded IPR&D charges of $4.4 million in conjunction with the purchase of intellectual property in its CRM operating segment. During 2010, the Company recorded IPR&D charges of $12.2 million in conjunction with the purchase of cardiovascular-related intellectual property. During 2009, the Company recorded IPR&D charges of $5.8 million in conjunction with the purchase of intellectual property in its CV and NMD operating segments. As the related technological feasibility had not yet been reached and such technology had no future alternative use, these intellectual property purchases were expensed as IPR&D.

Special Charges

The Company recognizes certain transactions and events as special charges in its consolidated financial statements. These charges (such as impairment charges, restructuring charges and certain litigation charges) result from facts and circumstances that vary in frequency and impact on the Company's results of operations. In order to enhance segment comparability and reflect management's focus on the ongoing operations of the Company, special charges are not reflected in the individual reportable segments operating results.

Fiscal Year 2011

During 2011, the Company incurred charges totaling $218.7 million primarily related to restructuring actions to realign certain activities in the Company's CRM business and sales and selling support organizations. These actions included phasing out CRM manufacturing and R&D operations in Sweden, reductions in the Company's workforce and rationalizing product lines. The Company recognized employee termination costs and asset write-off and impairment charges associated with inventory, fixed assets and intangible assets.

A summary of the activity related to the 2011 special charge restructuring accrual is as follows (in thousands):

	Employee termination costs	Inventory charges	Fixed asset charges	Intangible asset charges	Other	Total
Balance at January 1, 2011	$—	$—	$—	$—	$—	$—

Special charges	81,912	19,896	26,208	51,944	38,774	218,734
Non-cash charges used	—	(19,896)	(26,208)	(51,944)	(937)	(98,985)
Cash payments	(26,628)	—	—	—	(15,223)	(41,851)
Foreign exchange rate impact	(1,085)	—	—	—	(123)	(1,208)

Balance at December 31, 2011	$54,199	$—	$—	$—	$22,491	$76,690

Employee Termination Costs: In connection with the staged phase-out of CRM manufacturing and R&D operations in Sweden, the Company recognized severance costs and other termination benefits for over 650 employees in accordance with ASC Topic 420, Exit or Disposal Cost Obligations whereby certain employee termination costs are recognized over the employees' remaining future service period. The Company also recognized certain severance costs for 550 employees after management determined that such severance and benefits were probable and estimable, in accordance with ASC Topic 712, Nonretirement Postemployment Benefits. Of the total $81.9 million of employee termination costs, $9.2 million was recorded in cost of sales.

Inventory Charges: The Company recorded a $19.9 million charge in cost of sales related to inventory obsolescence charges primarily associated with the rationalization of product lines across the business.

Fixed Asset Charges: The Company recorded $26.2 million of impairment and accelerated depreciation charges, of which $12.0 million related to an impairment charge to write-down the Company's CRM manufacturing facility in Sweden to its fair value. The impairment charge was recognized in accordance with ASC Topic 360, Property, Plant and Equipment after it was determined that its remaining undiscounted future cash flows did not exceed its carrying value. Of the $26.2 million charge, $8.9 million was recorded in cost of sales.

Intangible Asset Charges: The Company recorded $51.9 million of intangible asset impairment charges, of which $48.7 million related to intangible assets acquired in connection with legacy acquisitions of businesses involved in the distribution of the Company's products. Due to the changing dynamics of the U.S. healthcare market, specifically as it relates to hospital purchasing practices, the Company determined that the fair value of these intangible assets did not exceed their carrying values and recognized a $48.7 million impairment charge.

Other Charges: The Company recognized $21.1 million of charges associated with other CRM restructuring actions which included $12.6 million of pension settlement charges (see Note 11) and $3.6 million of idle facility costs incurred during 2011 from transitioning CRM manufacturing operations in Sweden to cost-advantaged locations. The Company also recognized $6.9 million of contract termination costs, $4.2 million of legal settlement costs and $6.6 million of other costs. Of the total other charges of $38.8 million, $9.5 million was recorded in cost of sales.

Fiscal Year 2010

During 2010, the Company recorded $27.9 million of inventory obsolescence charges to cost of sales primarily related to excess legacy ICD inventory that was not expected to be sold due to the Company's launch of its UnifyTM CRT-D and FortifyTM ICD devices. The Company's market demand for these devices resulted in a more rapid adoption than expected or historically experienced from other ICD product launches.

The Company also reached an agreement with the Boston U.S. Department of Justice to settle the previously disclosed investigation initiated in 2005 related to an industry-wide review of post-market clinical studies and registries, resulting in a $16.5 million legal settlement charge.

Fiscal Year 2009

During 2009, the Company incurred charges totaling $107.7 million, of which $71.1 million related to severance and benefit costs for approximately 725 employees. These costs were recognized after management determined that such severance and benefits were probable and estimable, in accordance with ASC Topic 712, Nonretirement Postemployment Benefits. Of the total $71.1 million severance and benefits charge, $6.6 million was recorded in cost of sales. The Company also recorded $17.7 million of inventory related charges to cost of sales associated with inventory that would be scrapped in connection with the Company's decision to terminate certain product lines in its CRM and AF divisions that were redundant with other existing products lines. Additionally, the Company recorded $5.9 million of fixed asset related charges to cost of sales associated with the accelerated depreciation of phasing out older model diagnostic equipment and $6.1 million of asset write-offs related to the carrying value of assets that will no longer be utilized. Of the $6.1 million charge, $3.5 million was recorded in cost of sales. The Company also recorded charges of $1.8 million associated with contract terminations and $5.1 million of other unrelated costs. As of December 31, 2011, there was no remaining accrual balance associated with these charges.

Other Income (Expense), Net	12 Months Ended
Dec. 31, 2011
Other Income (Expense), Net [Abstract]
Other Income (Expense), Net

NOTE 9 – OTHER INCOME (EXPENSE), NET

The Company's other income (expense) consisted of the following (in thousands):

	2011	2010	2009
Interest income	$4,543	$2,076	$2,057
Interest expense	(69,954)	(67,372)	(45,603)
Other	(29,762)	(3,150)	(12,107)
Total other income (expense), net	$(95,173)	$(68,446)	$(55,653)

During 2011, legislation became effective in Puerto Rico that levied a 4% excise tax for most purchases from Puerto Rico. As the excise tax is not levied on income, the Company has classified the tax as other expense. The Company recognized $28.3 million of excise tax expense during 2011 for purchases made from its Puerto Rico subsidiary. This tax is almost entirely offset by the foreign tax credits which are recognized as a benefit to income tax expense.

The Company classifies realized gains or losses from the sale of investments and investment impairment charges as other income (expense). The Company recorded a $4.9 million realized gain in other income associated with the sale of an available-for-sale investment in 2010. During 2010 and 2009, the Company recognized investment impairment charges of $5.2 million and $8.3 million, respectively, in other expense.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

NOTE 10 – INCOME TAXES

The Company's earnings before income taxes were generated from its U.S. and international operations as follows (in thousands):

	2011	2010	2009
U.S.	$502,027	$553,090	$559,868
International	517,044	655,713	497,525
Earnings before income taxes	$1,019,071	$1,208,803	$1,057,393

Income tax expense consisted of the following (in thousands):

	2011	2010	2009
Current:
U.S. federal	$180,256	$263,743	$212,721
U.S. state and other	13,162	14,498	23,292
International	64,640	56,755	58,212
Total current	258,058	334,996	294,225

Deferred	(64,780)	(33,629)	(14,058)
Income tax expense	$193,278	$301,367	$280,167

The tax effects of the cumulative temporary differences between the tax bases of assets and liabilities and their respective carrying amounts for financial statement purposes were as follows (in thousands):

	2011	2010
Deferred income tax assets:
Net operating loss carryforwards	$8,122	$23,759
Tax credit carryforwards	64,067	66,437
Inventories	144,934	145,239
Stock-based compensation	73,496	68,854
Accrued liabilities and other	212,715	162,453
Deferred income tax assets	503,334	466,742
Deferred income tax liabilities:
Unrealized gain on available-for-sale securities	(11,252)	(9,360)
Property, plant and equipment	(206,661)	(190,236)
Intangible assets	(332,098)	(381,050)
Deferred income tax liabilities	(550,011)	(580,646)
Net deferred income tax assets (liabilities)	$(46,677)	$(113,904)

The Company establishes valuation allowances for our deferred tax assets when the amount of expected future taxable income is not likely to support the use of the deduction or credit.

A reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate is as follows:

	2011	2010	2009
U.S. federal statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
U.S. state income taxes, net of federal tax benefit	1.2	2.2	1.6
International taxes at lower rates	(11.6)	(10.0)	(6.4)
Tax benefits from domestic manufacturer's deduction	(2.0)	(1.1)	(0.9)
Research and development credits	(2.7)	(2.4)	(2.9)
Puerto Rico excise tax	(1.7)	—	—
Non-deductible IPR&D charges	—	0.4	—
Other	0.8	0.8	0.1
Effective income tax rate	19.0%	24.9%	26.5%

The Company's effective income tax rate is favorably impacted by Puerto Rican tax exemption grants, which result in Puerto Rico earnings being partially tax exempt through the year 2023.

At December 31, 2011, the Company had $30.6 million of U.S. federal net operating and capital loss carryforwards and $2.3 million of U.S. tax credit carryforwards that will expire from 2014 through 2029 if not utilized. The Company also has state net operating loss carryforwards of $22.6 million that will expire from 2014 through 2018 and tax credit carryforwards of $88.6 million that have an unlimited carryforward period. These amounts are subject to annual usage limitations. The Company's net operating loss carryforwards arose primarily from acquisitions. The Company's international net operating loss carryforwards are not material.

The Company has not recorded U.S. deferred income taxes on approximately $2.2 billion of its non-U.S. subsidiaries' undistributed earnings because such amounts are intended to be reinvested outside the United States indefinitely. If these earnings were repatriated to the United States, the Company would be required to accrue and pay U.S. federal income taxes and foreign withholding taxes, as adjusted for foreign tax credits. Determination of the amount of any unrecognized deferred income tax liability on these earnings is not practicable.

The Company records all income tax accruals in accordance with ASC Topic 740, Income Taxes. At December 31, 2011, the liability for unrecognized tax benefits was $205.5 million and the accrual for interest and penalties was $35.1 million. At January 1, 2011, the liability for unrecognized tax benefits was $162.9 million and the accrual for interest and penalties was $33.8 million. The Company recognizes interest and penalties related to income tax matters in income tax expense. The Company recognized interest and penalties, net of tax benefit, of $0.9 million, $3.5 million and $4.3 million during fiscal years 2011, 2010 and 2009, respectively. The Company does not expect its unrecognized tax benefits to change significantly over the next 12 months.

The following table summarizes the activity related to the Company's unrecognized tax benefits (in thousands):

	2011	2010
Balance at beginning of year	$162,904	$120,517
Increases related to current year tax positions	32,996	32,721
Increases related to prior year tax positions	16,301	19,029
Reductions related to prior year tax positions	(523)	(8,648)
Reductions related to settlements / payments	(2,454)	—
Expiration of the statute of limitations for the assessment of taxes	(3,759)	(715)
Balance at end of year	$205,465	$162,904

The Company is subject to U.S. federal income tax as well as income tax of multiple state and foreign jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for all tax years through 2001. Additionally, substantially all material foreign, state and local income tax matters have been concluded for all tax years through 2004. The U.S. Internal Revenue Service (IRS) completed an audit of the Company's 2002 through 2005 tax returns and proposed adjustments in its audit report issued in November 2008. The IRS completed an audit of the Company's 2006 and 2007 tax returns and proposed adjustments in its audit report issued in March 2011. The Company is vigorously defending its positions and initiated defense at the IRS appellate level in January 2009 for the 2002 through 2005 adjustments and in May 2011 for the 2006 through 2007 adjustments. An unfavorable outcome could have a material negative impact on the Company's effective income tax rate in future periods.

Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Retirement Plans

NOTE 11 – RETIREMENT PLANS

Defined Contribution Plans: The Company has a 401(k) profit sharing plan that provides retirement benefits to substantially all full-time U.S. employees. Eligible employees may contribute a percentage of their annual compensation, subject to IRS limitations, with the Company matching a portion of the employees' contributions. The Company also may contribute a portion of its earnings to the plan based upon Company performance. The Company's matching and profit sharing contributions are at the discretion of the Company's Board of Directors. In addition, the Company has defined contribution programs for employees in certain countries outside the United States. Company contributions under all defined contribution plans totaled $23.2 million, $21.1 million and $22.2 million in 2011, 2010 and 2009, respectively.

The Company also has a non-qualified deferred compensation plan that provides certain officers and employees the ability to defer a portion of their compensation until a later date. The deferred amounts and earnings thereon are payable to participants, or designated beneficiaries, at specified future dates upon retirement, death or termination from the Company. The deferred compensation liability, which is classified as other liabilities, was approximately $205 million and $190 million at December 31, 2011 and January 1, 2011, respectively.

Defined Benefit Plans: The Company has funded and unfunded defined benefit plans for employees in certain countries outside the United States. The Company had an accrued liability totaling $14.5 million and $33.8 million at December 31, 2011 and January 1, 2011, respectively, which approximated the actuarial calculated unfunded liability. The amount of funded plan assets and the amount of pension expense was not material. In connection with the CRM restructuring actions (see Note 8), the Company elected to terminate its defined benefit pension plan in Sweden, made a lump sum settlement payment of $31.2 million during the fourth quarter of 2011 and recognized a pension settlement charge of $12.6 million.

Fair Value Measurements And Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Measurements And Financial Instruments [Abstract]
Fair Value Measurements And Financial Instruments

NOTE 12 – FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS

The fair value measurement accounting standard, codified in ASC Topic 820, Fair Value Measurement (ASC Topic 820), provides a framework for measuring fair value and defines fair value as the price that would be received to sell an asset or paid to transfer a liability. Fair value is a market-based measurement that should be determined using assumptions that market participants would use in pricing an asset or liability. The standard establishes a valuation hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability developed based on independent market data sources. Unobservable inputs are inputs that reflect the Company's assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available. The valuation hierarchy is composed of three categories. The categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The categories within the valuation hierarchy are described as follows:

•	Level 1 – Inputs to the fair value measurement are quoted prices in active markets for identical assets or liabilities.

•

Level 2 – Inputs to the fair value measurement include quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Inputs to the fair value measurement are unobservable inputs or valuation techniques.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The fair value measurement standard applies to certain financial assets and liabilities that are measured at fair value on a recurring basis (each reporting period). These financial assets and liabilities include money-market securities, trading marketable securities, available-for-sale marketable securities and derivative instruments. The Company continues to record these items at fair value on a recurring basis and the fair value measurements are applied using ASC Topic 820. The Company does not have any material nonfinancial assets or liabilities that are measured at fair value on a recurring basis. A summary of the valuation methodologies used for the respective financial assets and liabilities measured at fair value on a recurring basis is as follows:

Money-market securities: The Company's money-market securities include funds that are traded in active markets and are recorded at fair value based upon the quoted market prices. The Company classifies these securities as level 1.

Trading securities: The Company's trading securities include publicly-traded mutual funds that are traded in active markets and are recorded at fair value based upon quoted market prices of the net asset values of the funds. The Company classifies these securities as level 1.

Available-for-sale securities: The Company's available-for-sale securities include publicly-traded equity securities that are traded in active markets and are recorded at fair value based upon the closing stock prices. The Company classifies these securities as level 1.

Derivative instruments: The Company's derivative instruments consist of foreign currency exchange contracts and interest rate swap contracts. The Company classifies these instruments as level 2 as the fair value is determined using inputs other than observable quoted market prices. These inputs include spot and forward foreign currency exchange rates and interest rates that the Company obtains from standard market data providers. The fair value of the Company's outstanding foreign currency exchange contracts was not material at December 31, 2011 or January 1, 2011.

A summary of the financial assets and liabilities measured at fair value on a recurring basis at December 31, 2011 and January 1, 2011 was as follows (in thousands):

	Balance Sheet Classification	December 31, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$745,381	$745,381	$—	$—
Available-for-sale marketable securities	Other current assets	38,657	38,657	—	—
Trading marketable securities	Other assets	204,825	204,825	—	—
Interest rate swap	Other assets	18,078	—	18,078	—
Total assets		$1,006,941	$988,863	$18,078	$—

	Balance Sheet Classification	January 1, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$364,418	$364,418	$—	$—
Trading marketable securities	Other assets	190,438	190,438	—	—
Available-for-sale marketable securities	Other current assets	33,745	33,745	—	—
Total assets		$588,601	$588,601	$—	$—

Liabilities
Interest rate swap	Other liabilities	$10,046	$—	$10,046	$—
Total liabilities		$10,046	$—	$10,046	$—

 The Company also had $240.4 million and $135.9 million of cash equivalents invested in short-term time deposits and interest and non-interest bearing bank accounts at December 31, 2011 and January 1, 2011, respectively.

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

The fair value measurement standard also applies to certain financial assets and liabilities that are measured at fair value on a nonrecurring basis. A summary of the valuation methodologies used for the respective financial assets and liabilities measured at fair value on a nonrecurring basis during fiscal years 2011, 2010 and 2009 was as follows:

Long-lived assets: The Company reviews the carrying amount of its long-lived assets other than goodwill and indefinite-lived intangible assets for potential impairment whenever events or changes in circumstance include a significant decrease in market price, a significant adverse change in the extent or manner in which an asset is being used, or a significant adverse change in the legal or business climate. The Company measures the fair value of its long-lived assets, such as its definite-lived intangible assets and property, plant and equipment using independent appraisals, market models and discounted cash flow models. A discounted cash flow model requires inputs to a present value cash flow calculation such as a risk-adjusted discount rate, terminal values, operating budgets, long-term strategic plans and remaining useful lives of the asset or asset group. If the carrying value of the Company's long-lived assets (excluding goodwill and indefinite-lived intangible assets) exceeds the related undiscounted future cash flows, the carrying value is written down to the fair value in the period identified.

During 2011, the Company initiated restructuring actions resulting in the planned future closure of its CRM manufacturing facility in Sweden, resulting in the recognition of a $12.0 million impairment charge to write-down the facility to its estimated fair value. The Company also recognized $51.9 million of intangible asset impairments primarily associated with customer relationship intangible assets. As a result, these long-lived assets were written down to $29.2 million as of December 31, 2011. Refer to Note 8 for further details of these charges. There was no material impairments of the Company's long-lived assets recognized during fiscal years 2010 or 2009.

A summary of the financial assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2011 was as follows (in thousands):

	December 31, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Long-lived assets	$29,234	$—	$29,234	$—
Total assets	$29,234	$—	$29,234	$—

Cost method investments: The Company also holds investments in equity securities that are accounted for as cost method investments, which are classified as other assets and measured at fair value on a nonrecurring basis. The carrying value of these investments approximated $128 million and $124 million at December 31, 2011 and January 1, 2011, respectively. The fair value of the Company's cost method investments is not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of these investments. When measured on a nonrecurring basis, the Company's cost method investments are considered Level 3 in the fair value hierarchy due to the use of unobservable inputs to measure fair value. During 2009, the Company determined that the fair value of a cost method investment was below its carrying value and that the carrying value of the investment would not be recoverable within a reasonable period of time. As a result, the Company measured the fair value of the investment using market participant valuations from recent and proposed equity offerings for this company (Level 3) and recognized an $8.3 million impairment charge in other expense (see Note 9), reducing the $13.5 million carrying value of the investment to $5.2 million. During 2010, the Company further determined that this cost method investment was fully impaired as it did not believe that any of the investment carrying value would be recovered due to the company's substantial inability to operate as a going concern given its financial condition. As a result, the Company recognized a $5.2 million impairment charge in other expense during 2010.

Fair Value of Other Financial Instruments

The aggregate fair value of the Company's fixed-rate senior notes at December 31, 2011 (measured using quoted prices in active markets) was $2,528.0 million compared to the aggregate carrying value of $2,441.3 million (inclusive of the interest rate swaps). The fair value of the Company's other debt obligations at December 31, 2011 approximated their aggregate $355.4 million carrying value due to the variable interest rate and short-term nature of these instruments.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

NOTE 13 – DERIVATIVE FINANCIAL INSTRUMENTS

The Company follows the provisions of ASC Topic 815 in accounting for and disclosing derivative instruments and hedging activities. All derivative financial instruments are recognized on the balance sheet at fair value. Changes in the fair value of derivatives are recognized in net earnings or other comprehensive income depending on whether the derivative is designated as part of a qualifying hedge transaction. Derivative assets and derivative liabilities are classified as other current assets, other assets, other current liabilities or other liabilities, as appropriate.

Foreign Currency Forward Contracts

The Company hedges a portion of its foreign currency exchange rate risk through the use of forward exchange contracts. The Company uses forward exchange contracts to manage foreign currency exposures related to intercompany receivables and payables arising from intercompany purchases of manufactured products. These forward contracts are not designated as qualifying hedging relationships under ASC Topic 815. The Company measures its foreign currency exchange contracts at fair value on a recurring basis. The fair value of outstanding contracts was immaterial as of December 31, 2011 and January 1, 2011. During fiscal years 2011, 2010 and 2009, the net amount of gains (losses) the Company recorded to other income (expense) for its forward currency exchange contracts not designated as hedging instruments under ASC Topic 815 were net losses of $2.5 million, $0.2 million and $6.7 million, respectively. These net losses were almost entirely offset by corresponding net gains on the foreign currency exposures being managed. The Company does not enter into contracts for trading or speculative purposes. The Company's policy is to enter into hedging contracts with major financial institutions that have at least an "A" (or equivalent) credit rating.

Interest Rate Swap

The Company hedges the fair value of certain debt obligations through the use of interest rate swap contracts. For interest rate swap contracts that are designated and qualify as fair value hedges, changes in the value of the fair value hedge are recognized as an asset or liability, as applicable, offsetting the changes in the fair value of the hedged debt instrument. The Company's swap contracts are recorded on the consolidated balance sheets as a component of other current assets, other assets, other accrued expenses or other liabilities based on the gain or loss position of the contract and the contract maturity date. Additionally, any payments made or received under the swap contracts are accrued and recognized as interest expense. The Company's current interest rate swap is designed to manage the exposure to changes in the fair value of its 2016 Senior Notes. The swap is designated as a fair value hedge of the variability of the fair value of the fixed-rate 2016 Senior Notes due to changes in the long-term benchmark interest rates. Under the swap agreement, the Company agrees to exchange, at specified intervals, fixed and floating interest amounts calculated by reference to an agreed-upon notional principal amount. As of December 31, 2011, the fair value of the interest rate swap was an $18.1 million asset which was classified as other assets on the consolidated balance sheet.

In March 2010, the Company entered into a 3-year, $450.0 million notional amount interest rate swap designated as a fair value hedge of the changes in fair value of the Company's fixed-rate 2013 Senior Notes. On November 8, 2010, the Company terminated the interest rate swap and received a cash payment of $19.3 million. The gain from terminating the interest rate swap is being amortized as a reduction of interest expense over the remaining life of the 2013 Senior Notes.

Segment And Geographic Information	12 Months Ended
Dec. 31, 2011
Segment And Geographic Information [Abstract]
Segment And Geographic Information

NOTE 14 – SEGMENT AND GEOGRAPHIC INFORMATION

Segment Information: The Company's four operating segments are Cardiac Rhythm Management (CRM), Cardiovascular (CV), Atrial Fibrillation (AF), and Neuromodulation (NMD). The primary products produced by each operating segment are: CRM – ICDs and pacemakers; CV – vascular products, which include vascular closure products, pressure measurement guidewires, OCT imaging products, vascular plugs and other vascular accessories, and structural heart products, which include heart valve replacement and repair products and structural heart defect devices; AF – EP introducers and catheters, advanced cardiac mapping, navigation and recording systems and ablation systems; and NMD – neurostimulation products, which include spinal cord and deep brain stimulation devices.

The Company has aggregated the four operating segments into two reportable segments based upon their similar operational and economic characteristics: CRM/NMD and CV/AF. Net sales of the Company's reportable segments include end-customer revenues from the sale of products they each develop and manufacture or distribute. The costs included in each of the reportable segments' operating results include the direct costs of the products sold to customers and operating expenses managed by each of the reportable segments. Certain operating expenses managed by the Company's selling and corporate functions, including all stock-based compensation expense, impairment charges, certain acquisition-related charges, IPR&D charges, excise tax expense and special charges have not been recorded in the individual reportable segments. As a result, reportable segment operating profit is not representative of the operating profit of the products in these reportable segments. Additionally, certain assets are managed by the Company's selling and corporate functions, principally including trade receivables, inventory, corporate cash and cash equivalents, certain marketable securities and deferred income taxes. For management reporting purposes, the Company does not compile capital expenditures by reportable segment; therefore, this information has not been presented, as it is impracticable to do so.

The following table presents net sales and operating profit by reportable segment (in thousands):

	CRM/NMD	CV/AF	Other	Total

Fiscal Year 2011
Net sales	$3,452,298	$2,159,398	$—	$5,611,696
Operating profit	2,144,602	1,144,046	(2,174,404)	1,114,244
Depreciation and amortization expense	94,549	87,927	113,288	295,764
Total assets	2,411,848	3,093,007	3,500,338	9,005,193

Fiscal Year 2010
Net sales	$3,420,215	$1,744,556	$—	$5,164,771
Operating profit	2,125,163	968,606	(1,816,520)	1,277,249
Depreciation and amortization expense	91,387	52,184	100,444	244,015
Total assets	2,150,359	3,097,190	3,318,899	8,566,448

Fiscal Year 2009
Net sales	$3,099,800	$1,581,473	$—	$4,681,273
Operating profit	1,931,929	829,966	(1,648,849)	1,113,046
Depreciation and amortization expense	83,506	45,765	84,194	213,465
Total assets	2,124,534	1,294,009	3,007,268	6,425,811

Net sales by class of similar products for the respective fiscal years were as follows (in thousands):

Net Sales	2011	2010	2009
Cardiac rhythm management	$3,033,930	$3,039,953	$2,769,034
Cardiovascular	1,337,313	1,036,683	953,620
Atrial fibrillation	822,085	707,873	627,853
Neuromodulation	418,368	380,262	330,766
	$5,611,696	$5,164,771	$4,681,273

Geographic Information: The Company markets and sells its products primarily through a direct sales force. The principal geographic markets for the Company's products are the United States, Europe, Japan and Asia Pacific. The Company attributes net sales to geographic markets based on the location of the customer.

Net sales by significant geographic market based on customer location for the respective fiscal years were as follows (in thousands):

Net Sales	2011	2010	2009
United States	$2,647,567	$2,655,034	$2,468,191
International
Europe	1,559,142	1,314,350	1,197,912
Japan	641,448	552,737	480,897
Asia Pacific	415,518	323,855	254,429
Other	348,021	318,795	279,844
	2,964,129	2,509,737	2,213,082
	$5,611,696	$5,164,771	$4,681,273

The amounts for long-lived assets by significant geographic market include net property, plant and equipment by physical location of the asset as follows (in thousands):

Long-Lived Assets	December 31, 2011	January 1, 2011	January 2, 2010
United States	$1,007,111	$965,936	$876,462
International
Europe	84,497	85,961	77,790
Japan	31,070	25,583	18,756
Asia Pacific	80,997	74,537	39,946
Other	184,734	171,914	140,132
	381,298	357,995	276,624
	$1,388,409	$1,323,931	$1,153,086

Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

NOTE 15 – QUARTERLY FINANCIAL DATA (UNAUDITED)

(in thousands, except per share amounts)	First Quarter	Second Quarter		Third Quarter		Fourth Quarter

Fiscal Year 2011:
Net sales	$1,375,513	$1,446,751		$1,382,558		$1,406,874
Gross profit	1,011,071	1,051,828	(a)	1,012,443	(c)	$1,004,143	(e)
Net earnings	233,428	240,894	(b)	226,472	(d)	$124,999	(f)
Basic net earnings per share	$0.72	$0.73		$0.70		$0.39
Diluted net earnings per share	$0.71	$0.72		$0.69		$0.39

Fiscal Year 2010:
Net sales	$1,261,696	$1,312,769		$1,239,905		$1,350,401
Gross profit	940,527	967,467		900,086		946,580	(h)
Net earnings	238,569	254,038		208,385	(g)	206,444	(i)
Basic net earnings per share	$0.73	$0.78		$0.63		$0.62
Diluted net earnings per share	$0.73	$0.77		$0.63		$0.62

(a)	Includes pre-tax special charges of $11.0 million associated with restructuring activities to realign certain activities in the Company's CRM business.
(b)

Includes after-tax special charges of $29.0 million associated with restructuring activities to realign certain activities in the Company's CRM business and after-tax IPR&D charges of $2.8 million associated with the Company's acquisition of certain pre-development technology assets.

(c)	Includes pre-tax special charges of $7.2 million associated with restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.

(d)	Includes after-tax special charges of $20.9 million related to restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.
(e)	Includes pre-tax special charges of $29.3 million associated with restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.
(f)

Includes after-tax special charges of $71.0 million related to restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations, after-tax special charges of $30.4 million for intangible asset impairment charges and $38.4 million of after-tax accounts receivable allowance charges for collection risk in Europe.

(g)	Includes after-tax IPR&D charges of $12.2 million related to the Company's purchase of certain pre-development technology assets.
(h)	Includes pre-tax special charges of $27.9 million primarily related to inventory obsolescence charges resulting from excess ICD inventory.
(i)

Includes after-tax special charges of $17.4 million primarily related to inventory obsolescence charges resulting from excess ICD inventory; after-tax special charges of $15.3 million in connection with the settlement of a U.S. Department of Justice investigation; and an after-tax impairment charge of $5.2 million related to a cost method investment deemed to be other-than-temporarily impaired. Partially offsetting these after-tax charges is a $19.7 million income tax benefit related to the federal research and development tax credit extended in the fourth quarter of 2010 retroactive to the beginning of the year.

Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

Description	at Beginning of Year	Charged to Expense	Other (2)	Write-offs (1)	Other (2)	Balance at End of Year
Allowance for doubtful accounts:
Fiscal year ended
December 31, 2011	$35,354	$71,831	$—	$(3,588)	$(2,699)	$100,898
January 1, 2011	$34,947	$4,053	$2,276	$(5,922)	$—	$35,354
January 2, 2010	$28,971	$10,867	$640	$(5,531)	$—	$34,947

(1)	Uncollectible accounts written off, net of recoveries.

(2)	In 2011, 2010 and 2009 $(2,699), $2,276 and $640, respectively, of "other" represents the effects of changes in foreign currency translation.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Principles Of Consolidation

Principles of Consolidation: The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.

Fiscal Year

Fiscal Year: The Company utilizes a 52/53-week fiscal year ending on the Saturday nearest December 31st. Fiscal year 2011, 2010 and 2009 consisted of 52 weeks and ended on December 31, 2011, January 1, 2011 and January 2, 2010, respectively.

Use Of Estimates

Use of Estimates: Preparation of the Company's consolidated financial statements in conformity with accounting principles generally accepted in the United States (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash Equivalents

Cash Equivalents: The Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value. The Company's cash equivalents include bank certificates of deposit, money market funds and instruments and commercial paper investments. The Company performs periodic evaluations of the relative credit standing of the financial institutions and issuers of its cash equivalents and limits the amount of credit exposure with any one issuer.

Marketable Securities

Marketable Securities: Marketable securities consist of publicly-traded equity securities that are classified as available-for-sale securities and investments in mutual funds that are classified as trading securities. On the balance sheet, available-for-sale securities and trading securities are classified as other current assets and other assets, respectively.

The following table summarizes the components of the balance of the Company's available-for-sale securities at December 31, 2011 and January 1, 2011 (in thousands):

	December 31, 2011	January 1, 2011
Adjusted cost	$9,236	$9,116
Gross unrealized gains	29,649	24,988
Gross unrealized losses	(228)	(359)
Fair value	$38,657	$33,745

Available-for-sale securities are recorded at fair value based upon quoted market prices (see Note 12). Unrealized gains and losses, net of related incomes taxes, are recorded in accumulated other comprehensive income in shareholders' equity. Upon the sale of an available-for-sale security, the unrealized gain (loss) is reclassified out of accumulated other comprehensive income and reflected as a realized gain (loss) in net earnings. Realized gains (losses) are computed using the specific identification method and recognized as other income (expense). During 2010, the Company sold an available-for-sale security, recognizing a realized after-tax gain of $3.1 million. The total pre-tax gain of $4.9 million was recognized as other income (see Note 9). There were no realized gains (losses) from the sale of available-for-sale securities recorded during fiscal years 2011 or 2009. Additionally, when the fair value of an available-for-sale security falls below its original cost and the Company determines that the corresponding unrealized loss is other-than-temporary, the Company recognizes an impairment loss to net earnings in the period the determination is made.

The Company's investments in mutual funds are recorded at fair market value based upon quoted market prices (see Note 12) and are held in a rabbi trust, which is not available for general corporate purposes and is subject to creditor claims in the event of insolvency. These investments are specifically designated as available to the Company solely for the purpose of paying benefits under the Company's deferred compensation plan (see Note 11).

Accounts Receivable

Accounts Receivable: The Company grants credit to customers in the normal course of business, but generally does not require collateral or any other security to support its receivables. The Company maintains an allowance for doubtful accounts for potential credit losses. In Greece, the Company has sold its products through a distributor. On February 21, 2012, an agreement was reached between the Greek government and the European Union and International Monetary Fund whereby creditors would swap existing Greek government bonds for new bonds with a significant reduction in face value, a longer term and lower interest rates. This agreement, among other macroeconomic and factors specific to the distributor, negatively impacted the solvency and liquidity of the Company's Greek distributor, raising significant doubt regarding the collectability of the Company's outstanding receivable balance. Since the February debt agreement, as well as these additional factors, provided additional evidence about conditions that existed at the balance sheet date, the Company recognized a $56.4 million accounts receivable allowance charge in the consolidated financial statements for the fiscal year ended December 31, 2011. The Company's total allowance for doubtful accounts was $100.9 million and $35.4 million at December 31, 2011 and January 1, 2011, respectively.

Inventories

Inventories: Inventories are stated at the lower of cost or market with cost determined using the first-in, first-out method. Inventories consisted of the following (in thousands):

	December 31, 2011	January 1, 2011
Finished goods	$437,932	$466,191
Work in process	54,144	62,607
Raw materials	132,400	138,747
	$624,476	$667,545

Property, Plant And Equipment

Property, Plant and Equipment: Property, plant and equipment are recorded at cost and are depreciated using the straight-line method over their estimated useful lives, ranging from 15 to 39 years for buildings and improvements, three to seven years for machinery and equipment and three to five years for diagnostic equipment. Diagnostic equipment primarily consists of programmers that are used by physicians and healthcare professionals to program and analyze data from ICDs and pacemakers. The estimated useful lives of this equipment are based on anticipated usage by physicians and healthcare professionals and the timing and impact of expected new technology platforms and rollouts by the Company. Property, plant and equipment are depreciated using accelerated methods for income tax purposes.During 2011, 2010 and 2009, depreciation expense was $202.6 million, $177.5 million and $152.9 million, respectively.

Goodwill

Goodwill: Goodwill represents the excess of cost over the fair value of identifiable net assets of a business acquired. Goodwill for each reporting unit is reviewed for impairment at least annually. The Company has four reporting units as of December 31, 2011, consisting of its four operating segments (see Note 14). Based on Accounting Standards Update (ASU) 2011-08, Goodwill Impairment Assessments, the Company assesses goodwill impairment by considering qualitative factors such as macroeconomic conditions, industry and market considerations, cost factors, financial performance, entity specific events, changes in net assets and sustained decrease in share price. If the qualitative assessment results in a determination that the fair value of a reporting unit is more likely than not more than its carrying amount, no additional testing is considered necessary. However, if the Company determines the fair value is more likely than not below the carrying value of a reporting unit, the Company performs the two-step goodwill impairment test required by Accounting Standards Codification (ASC) Topic 350, Intangibles – Goodwill and Other. In the first step, the Company compares the fair value of each reporting unit, as computed primarily by present value cash flow calculations, to its book carrying value, including goodwill. If the carrying value exceeds the fair value, the goodwill of the reporting unit is potentially impaired and the Company would complete step 2 in order to measure the potential impairment loss. In step 2, the Company calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible net assets (including unrecognized intangible assets) of the reporting unit from the fair value of the reporting unit (as determined in step 1). If the implied fair value of goodwill is less than the carrying value of goodwill, the Company would recognize an impairment loss equal to the difference. During the fourth quarters of 2011, 2010 and 2009, the Company completed its annual goodwill impairment assessments and determined there was no evidence of impairment associated with the carrying values of goodwill for its reporting units.

Other Intangible Assets

Other Intangible Assets: Other intangible assets consist of purchased technology and patents, in-process research and development (IPR&D) acquired in a business acquisition, customer lists and relationships, trademarks and tradenames, licenses and distribution agreements. Definite-lived intangible assets are amortized on a straight-line basis over the estimated useful life ranging from 3 to 20 years. Certain trademark assets are considered indefinite-lived intangible assets and are not amortized.

The Company's policy defines IPR&D as the value of technology acquired for which the related products have not yet reached technological feasibility and have no future alternative use. The primary basis for determining the technological feasibility of these projects is obtaining regulatory approval to market the underlying products in an applicable geographic region. IPR&D acquired in a business acquisition is subject to ASC Topic 805, Business Combinations, which requires the fair value of IPR&D to be capitalized as an indefinite-lived intangible asset until completion of the IPR&D project or abandonment. Upon completion of the development project (generally when regulatory approval to market the product is obtained), the IPR&D is amortized over its estimated useful life. If the IPR&D projects are abandoned, the related IPR&D assets would likely be impaired and written down to fair value. The purchase of certain intellectual property assets or the rights to such intellectual property is considered a purchase of assets rather than the acquisition of a business. Accordingly, rather than being capitalized, any IPR&D acquired in such asset purchases is expensed.

The Company also reviews its indefinite-lived intangible assets for impairment at least annually to determine if any adverse conditions exist that would indicate impairment. If impairment indicators exist, the Company analyzes the carrying value of its indefinite-lived intangible assets to determine if the carrying value exceeds the related undiscounted future cash flows. If the carrying value exceeds the related undiscounted future cash flows, the carrying value is written down to the fair value in the period identified. The Company determines the fair value by utilizing a present value cash flow calculation with an appropriate risk-adjusted discount rate.

The Company also reviews its definite-lived intangible assets for impairment when impairment indicators exist. When impairment indicators exist, the Company determines if the carrying value of its definite-lived intangible assets exceeds the related undiscounted future cash flows. In cases where the carrying value exceeds the undiscounted cash flows, the carrying value is written down to fair value in the period identified. In assessing fair value, the Company utilizes a present value cash flow calculation with an appropriate risk-adjusted discount rate. During 2011, the Company recognized impairment charges of $51.9 million primarily associated with customer relationship intangible assets (see Note 8). There was no impairment of the Company's intangible assets during fiscal years 2010 or 2009.

Product Warranties
Product Warranties: The Company offers a warranty on various products; the most significant of which relate to pacemaker and ICD systems. The Company estimates the costs that may be incurred under its warranties and records a liability in the amount of such costs at the time the product is sold. Factors that affect the Company's warranty liability include the number of units sold, historical and anticipated rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

Changes in the Company's product warranty liability during fiscal years 2011 and 2010 were as follows (in thousands):

	2011	2010
Balance at beginning of year	$25,127	$19,911
Warranty expense recognized	15,120	7,442
Warranty credits issued	(4,100)	(2,226)
Balance at end of year	$36,147	$25,127

Product Liability
Product Liability: As a result of higher costs and increasing coverage limitations, effective June 16, 2009, the Company ceased purchasing product liability insurance. Based on historical loss trends, the Company accrues for product liability claims through its self-insurance program in effort to adequately cover future losses. Additionally, the Company accrues for product liability claims when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Receivables for insurance recoveries from prior product liability insurance coverage are recorded when it is probable that a recovery will be realized. The Company has not incurred a significant amount of product liability charges during fiscal years 2011, 2010 or 2009.

Litigation

Litigation: The Company accrues a liability for costs related to litigation, including future legal costs, settlements and judgments where it has assessed that a loss is probable and an amount can be reasonably estimated.

Revenue Recognition

Revenue Recognition: The Company sells its products to hospitals primarily through a direct sales force. In certain international markets, the Company sells its products through independent distributors. The Company recognizes revenue when persuasive evidence of a sales arrangement exists, delivery of goods occurs through the transfer of title and risks and rewards of ownership, the selling price is fixed or determinable and collectability is reasonably assured. A portion of the Company's inventory is held by field sales representatives or consigned at hospitals. Revenue is recognized at the time the Company is notified that the inventory has been implanted or used by the customer. For products that are not consigned, revenue recognition occurs upon shipment to the hospital or, in the case of distributors, when title transfers under the contract. The Company offers sales rebates and discounts to certain customers. The Company records such rebates and discounts as a reduction of net sales in the same period revenue is recognized. The Company estimates rebates based on customers' contracted terms and historical sales experience.

Research And Development

Research and Development: Research and development costs are expensed as incurred. Research and development costs include product development costs, pre-approval regulatory costs and clinical research expenses.

Stock-Based Compensation

Stock-Based Compensation: The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation – Stock Compensation (ASC Topic 718). Under the fair value recognition provisions of ASC Topic 718, the Company measures stock-based compensation cost at the grant date fair value and recognizes the compensation expense over the requisite service period, which is the vesting period, using a straight-line attribution method.

The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. The Company estimates pre-vesting award forfeitures at the time of grant by analyzing historical data and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will only be for those awards that vest. The Company's awards are not eligible to vest early in the event of retirement, however, the majority of the Company's awards vest early in the event of a change in control.

Net Earnings Per Share

Net Earnings Per Share: Basic net earnings per share is computed by dividing net earnings by the weighted average number of outstanding common shares during the period, exclusive of restricted stock awards. Diluted net earnings per share is computed by dividing net earnings by the weighted average number of outstanding common shares and dilutive securities.

The following table sets forth the computation of basic and diluted net earnings per share for fiscal years 2011, 2010 and 2009 (in thousands, except per share amounts):

	2011	2010	2009
Numerator:
Net earnings	$825,793	$907,436	$777,226

Denominator:
Basic weighted average shares outstanding	324,304	328,191	340,880
Effect of dilutive securities:
Stock options	2,649	2,297	3,456
Restricted stock units	138	—	—
Restricted stock awards	3	—	23
Diluted weighted average shares outstanding	327,094	330,488	344,359
Basic net earnings per share	$2.55	$2.76	$2.28
Diluted net earnings per share	$2.52	$2.75	$2.26

Approximately 11.5 million, 18.3 million and 22.8 million shares of common stock subject to employee stock options, restricted stock awards and restricted stock units were excluded from the diluted net earnings per share computation because they were not dilutive during fiscal years 2011, 2010 and 2009, respectively.

Foreign Currency Translation

Foreign Currency Translation: Sales and expenses denominated in foreign currencies are translated at average exchange rates in effect throughout the year. Assets and liabilities of foreign operations are translated at period-end exchange rates with the impacts of foreign currency translation recognized to cumulative translation adjustment, a component of accumulated other comprehensive income (loss). Foreign currency transaction gains and losses are included in other income (expense).

Derivative Financial Instruments

Derivative Financial Instruments: The Company follows the provisions of ASC Topic 815, Derivatives and Hedging (ASC Topic 815) to account for its derivative instruments and hedging activities. ASC Topic 815 requires all derivative financial instruments to be recognized on the balance sheet at fair value. Changes in the fair value of derivatives are recognized in net earnings or other comprehensive income depending on whether the derivative is designated as part of a qualifying hedge transaction.

The Company uses forward contracts to manage foreign currency exposures primarily related to intercompany receivables and payables arising from intercompany purchases of manufactured products. These forward contracts are not designated as qualifying hedges and therefore, the changes in the fair values of these derivatives are recognized in net earnings and classified in other income (expense). The gains and losses on these forward contracts largely offset the losses or gains on the foreign currency exposures being managed.

The Company has entered into interest rate swap contracts to hedge the risk of the change in the fair value of fixed-rate borrowings due to changes in the benchmark interest rate. As designated fair value hedges, changes in the value of the fair value hedge are recognized as an asset or liability, as applicable, offsetting the changes in the fair value of the hedged debt instrument. The Company has also periodically entered into interest rate swap contracts to hedge the risk to net earnings associated with movements in interest rates by converting variable-rate borrowings into fixed-rate borrowings. As designated cash flow hedges, the fair value of the swap contract is recognized as an asset or liability, as applicable, with the related unrealized gain (loss) recorded to other comprehensive income. The Company's swap contracts are recorded on the consolidated balance sheets as a component of other current assets, other assets, other accrued expenses or other liabilities based on the gain or loss position of the contract and the contract maturity date.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Available-For-Sale Securities

	December 31, 2011	January 1, 2011
Adjusted cost	$9,236	$9,116
Gross unrealized gains	29,649	24,988
Gross unrealized losses	(228)	(359)
Fair value	$38,657	$33,745

Schedule Of Inventories

	December 31, 2011	January 1, 2011
Finished goods	$437,932	$466,191
Work in process	54,144	62,607
Raw materials	132,400	138,747
	$624,476	$667,545

Schedule Of Product Warranty Liability

	2011	2010
Balance at beginning of year	$25,127	$19,911
Warranty expense recognized	15,120	7,442
Warranty credits issued	(4,100)	(2,226)
Balance at end of year	$36,147	$25,127

Schedule Of Computation Of Basic And Diluted Net Earnings Per Share

	2011	2010	2009
Numerator:
Net earnings	$825,793	$907,436	$777,226

Denominator:
Basic weighted average shares outstanding	324,304	328,191	340,880
Effect of dilutive securities:
Stock options	2,649	2,297	3,456
Restricted stock units	138	—	—
Restricted stock awards	3	—	23
Diluted weighted average shares outstanding	327,094	330,488	344,359
Basic net earnings per share	$2.55	$2.76	$2.28
Diluted net earnings per share	$2.52	$2.75	$2.26

Acquisitions And Minority Investment (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions And Minority Investment [Abstract]
Summary Of Estimated Fair Values Of Assets Acquired And Liabilities Assumed

	LightLab Imaging	AGA Medical	Total
Current assets	$15,424	$96,936	$112,360
Deferred income taxes, net	4,240	13,038	17,278
Goodwill	40,543	880,679	921,222
Other intangible assets	39,640	420,800	460,440
Acquired IPR&D	14,270	120,000	134,270
Other long-term assets	2,219	45,007	47,226
Total assets acquired	116,336	1,576,460	1,692,796

Current liabilities	23,555	62,154	85,709
Deferred income taxes, net	—	195,477	195,477
Other long-term liabilities	—	235,756	235,756
Net assets acquired	$92,781	$1,083,073	$1,175,854

Cash paid, net of cash acquired	$92,781	$549,426	$642,207
Non-cash (SJM shares at fair value)	—	533,647	533,647
Net assets acquired	$92,781	$1,083,073	$1,175,854

Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Schedule Of Changes In Carrying Amount Of Goodwill

	CRM/NMD	CV/AF	Total
Balance at January 2, 2010	$1,218,329	$787,522	$2,005,851
AGA Medical	—	880,679	880,679
LightLab Imaging	—	40,543	40,543
Foreign currency translation and other	12,791	15,738	28,529
Balance at January 1, 2011	$1,231,120	$1,724,482	$2,955,602
AGA Medical	—	(2,995)	(2,995)
Foreign currency translation and other	3,965	(3,635)	330
Balance at December 31, 2011	$1,235,085	$1,717,852	$2,952,937

Schedule Of Carrying Amount Of Other Intangible Assets And Related Accumulated Amortization

	December 31, 2011		January 1, 2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization

Definite-lived intangible assets:
Purchased technology and patents	$922,409	$275,831	$910,035	$208,362
Customer lists and relationships	47,745	25,433	184,327	100,608
Trademarks and tradenames	24,171	7,556	24,370	7,431
Licenses, distribution agreements and other	6,283	4,575	6,170	4,511
	$1,000,608	$313,395	$1,124,902	$320,912

Indefinite-lived intangible assets:
Acquired IPR&D	$120,000		$134,270
Trademarks and tradenames	48,800		48,800
	$168,800		$183,070

Schedule Of Expected Future Amortization Expense For Amortizable Intangible Assets

	2012	2013	2014	2015	2016	After 2016
Amortization expense	$ 81,361	$ 80,351	$ 79,281	$ 78,939	$ 78,750	$ 326,504

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Schedule Of Long-Term Debt

	December 31, 2011	January 1, 2011
2.20% senior notes due 2013	$460,829	$467,168
3.75% senior notes due 2014	699,460	699,248
2.50% senior notes due 2016	517,710	489,496
4.875% senior notes due 2019	495,198	494,563
1.58% Yen-denominated senior notes due 2017	104,446	99,737
2.04% Yen-denominated senior notes due 2020	163,632	156,254
Yen-denominated term loan due 2011	—	79,637
Yen-denominated credit facilities due 2012	83,397	—
Commercial paper borrowings	272,000	25,500
Total debt	2,796,672	2,511,603
Less: current debt obligations	83,397	79,637
Long-term debt	$2,713,275	$2,431,966

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule Of Silzone Legal Accrual And Insurance Receivable

	December 31, 2011	January 1, 2011
Silzone legal accrual	$21,657	$24,032
Silzone insurance receivable	$14,975	$12,799

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Schedule Of Total Stock Compensation Expense

	2011	2010	2009
Selling, general and administrative expense	$55,150	$48,900	$41,910
Research and development expense	15,404	14,950	12,750
Cost of sales	5,759	5,736	5,135
Total stock compensation expense	$76,313	$69,586	$59,795

Schedule Of Weighted Average Fair Value Of Stock Options Granted To Employees

	2011	2010	2009
Fair value of options granted	$9.17	$11.79	$12.17

Assumptions:
Expected life (years)	5.5	4.8	4.7
Risk-free interest rate	0.9%	2.2%	2.3%
Volatility	33.9%	31.7%	32.8%
Dividend yield	2.0%	0.0%	0.0%

Summary Of Stock Option Activity

	Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Instrinsic Value (in thousands)
Outstanding at January 1, 2011	33,514	$38.13
Granted	4,510	35.34
Canceled	(1,265)	38.11
Exercised	(7,746)	35.15
Outstanding at December 31, 2011	29,013	$38.51	5.0	$20,705
Vested and expected to vest	27,610	$38.56	4.9	$20,205
Exercisable at December 31, 2011	17,519	$39.58	3.8	$15,097

Summary Of Activity For Restricted Stock Awards And Restricted Stock Units

	Restricted Stock (in thousands)	Weighted Average Grant Date Fair Value
Unvested balance at January 1, 2011	845	$41.63
Granted	734	35.27
Vested	(199)	41.90
Canceled	(81)	41.65
Unvested balance at December 31, 2011	1,299	$38.01

Purchased In-Process Research And Development (IPR&D) And Special Charges (Tables)	12 Months Ended
Dec. 31, 2011
Purchased In-Process Research And Development (IPR&D) And Special Charges [Abstract]
Summary Of Activity Related To Special Charge Restructuring Accrual

	Employee termination costs	Inventory charges	Fixed asset charges	Intangible asset charges	Other	Total
Balance at January 1, 2011	$—	$—	$—	$—	$—	$—

Special charges	81,912	19,896	26,208	51,944	38,774	218,734
Non-cash charges used	—	(19,896)	(26,208)	(51,944)	(937)	(98,985)
Cash payments	(26,628)	—	—	—	(15,223)	(41,851)
Foreign exchange rate impact	(1,085)	—	—	—	(123)	(1,208)

Balance at December 31, 2011	$54,199	$—	$—	$—	$22,491	$76,690

Other Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2011
Other Income (Expense), Net [Abstract]
Schedule Of Other Income (Expense)

	2011	2010	2009
Interest income	$4,543	$2,076	$2,057
Interest expense	(69,954)	(67,372)	(45,603)
Other	(29,762)	(3,150)	(12,107)
Total other income (expense), net	$(95,173)	$(68,446)	$(55,653)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Earnings Before Income Taxes Generated From U.S. And International Operations

	2011	2010	2009
U.S.	$502,027	$553,090	$559,868
International	517,044	655,713	497,525
Earnings before income taxes	$1,019,071	$1,208,803	$1,057,393

Schedule Of Components Of Income Tax Expense

	2011	2010	2009
Current:
U.S. federal	$180,256	$263,743	$212,721
U.S. state and other	13,162	14,498	23,292
International	64,640	56,755	58,212
Total current	258,058	334,996	294,225

Deferred	(64,780)	(33,629)	(14,058)
Income tax expense	$193,278	$301,367	$280,167

Schedule Of Tax Effects Of The Cumulative Temporary Differences Between The Tax Bases Of Assets And Liabilities

	2011	2010
Deferred income tax assets:
Net operating loss carryforwards	$8,122	$23,759
Tax credit carryforwards	64,067	66,437
Inventories	144,934	145,239
Stock-based compensation	73,496	68,854
Accrued liabilities and other	212,715	162,453
Deferred income tax assets	503,334	466,742
Deferred income tax liabilities:
Unrealized gain on available-for-sale securities	(11,252)	(9,360)
Property, plant and equipment	(206,661)	(190,236)
Intangible assets	(332,098)	(381,050)
Deferred income tax liabilities	(550,011)	(580,646)
Net deferred income tax assets (liabilities)	$(46,677)	$(113,904)

Schedule Of Reconciliation Of U.S. Federal Statutory Income Tax Rate To Effective Income Tax Rate

	2011	2010	2009
U.S. federal statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
U.S. state income taxes, net of federal tax benefit	1.2	2.2	1.6
International taxes at lower rates	(11.6)	(10.0)	(6.4)
Tax benefits from domestic manufacturer's deduction	(2.0)	(1.1)	(0.9)
Research and development credits	(2.7)	(2.4)	(2.9)
Puerto Rico excise tax	(1.7)	—	—
Non-deductible IPR&D charges	—	0.4	—
Other	0.8	0.8	0.1
Effective income tax rate	19.0%	24.9%	26.5%

Summary Of Activity Related To Unrecognized Tax Benefits

	2011	2010
Balance at beginning of year	$162,904	$120,517
Increases related to current year tax positions	32,996	32,721
Increases related to prior year tax positions	16,301	19,029
Reductions related to prior year tax positions	(523)	(8,648)
Reductions related to settlements / payments	(2,454)	—
Expiration of the statute of limitations for the assessment of taxes	(3,759)	(715)
Balance at end of year	$205,465	$162,904

Fair Value Measurements And Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements And Financial Instruments [Abstract]
Schedule Of Financial Assets Measured At Fair Value On A Recurring Basis

	Balance Sheet Classification	December 31, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$745,381	$745,381	$—	$—
Available-for-sale marketable securities	Other current assets	38,657	38,657	—	—
Trading marketable securities	Other assets	204,825	204,825	—	—
Interest rate swap	Other assets	18,078	—	18,078	—
Total assets		$1,006,941	$988,863	$18,078	$—

	Balance Sheet Classification	January 1, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Money-market securities	Cash and cash equivalents	$364,418	$364,418	$—	$—
Trading marketable securities	Other assets	190,438	190,438	—	—
Available-for-sale marketable securities	Other current assets	33,745	33,745	—	—
Total assets		$588,601	$588,601	$—	$—

Liabilities
Interest rate swap	Other liabilities	$10,046	$—	$10,046	$—
Total liabilities		$10,046	$—	$10,046	$—

Schedule Of Financial Assets And Liabilities Measured At Fair Value On Nonrecurring Basis

	December 31, 2011	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Long-lived assets	$29,234	$—	$29,234	$—
Total assets	$29,234	$—	$29,234	$—

Segment And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment And Geographic Information [Abstract]
Reportable Segment Net Sales, Operating Profit, Depreciation And Amortization Expense And Total Assets

	CRM/NMD	CV/AF	Other	Total

Fiscal Year 2011
Net sales	$3,452,298	$2,159,398	$—	$5,611,696
Operating profit	2,144,602	1,144,046	(2,174,404)	1,114,244
Depreciation and amortization expense	94,549	87,927	113,288	295,764
Total assets	2,411,848	3,093,007	3,500,338	9,005,193

Fiscal Year 2010
Net sales	$3,420,215	$1,744,556	$—	$5,164,771
Operating profit	2,125,163	968,606	(1,816,520)	1,277,249
Depreciation and amortization expense	91,387	52,184	100,444	244,015
Total assets	2,150,359	3,097,190	3,318,899	8,566,448

Fiscal Year 2009
Net sales	$3,099,800	$1,581,473	$—	$4,681,273
Operating profit	1,931,929	829,966	(1,648,849)	1,113,046
Depreciation and amortization expense	83,506	45,765	84,194	213,465
Total assets	2,124,534	1,294,009	3,007,268	6,425,811

Net Sales By Class Of Similar Products

Net Sales	2011	2010	2009
Cardiac rhythm management	$3,033,930	$3,039,953	$2,769,034
Cardiovascular	1,337,313	1,036,683	953,620
Atrial fibrillation	822,085	707,873	627,853
Neuromodulation	418,368	380,262	330,766
	$5,611,696	$5,164,771	$4,681,273

Net Sales By Geographic Location

Net Sales	2011	2010	2009
United States	$2,647,567	$2,655,034	$2,468,191
International
Europe	1,559,142	1,314,350	1,197,912
Japan	641,448	552,737	480,897
Asia Pacific	415,518	323,855	254,429
Other	348,021	318,795	279,844
	2,964,129	2,509,737	2,213,082
	$5,611,696	$5,164,771	$4,681,273

Long-Lived Assets By Geographic Location

Long-Lived Assets	December 31, 2011	January 1, 2011	January 2, 2010
United States	$1,007,111	$965,936	$876,462
International
Europe	84,497	85,961	77,790
Japan	31,070	25,583	18,756
Asia Pacific	80,997	74,537	39,946
Other	184,734	171,914	140,132
	381,298	357,995	276,624
	$1,388,409	$1,323,931	$1,153,086

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Schedule Of Quarterly Financial Data

(in thousands, except per share amounts)	First Quarter	Second Quarter		Third Quarter		Fourth Quarter

Fiscal Year 2011:
Net sales	$1,375,513	$1,446,751		$1,382,558		$1,406,874
Gross profit	1,011,071	1,051,828	(a)	1,012,443	(c)	$1,004,143	(e)
Net earnings	233,428	240,894	(b)	226,472	(d)	$124,999	(f)
Basic net earnings per share	$0.72	$0.73		$0.70		$0.39
Diluted net earnings per share	$0.71	$0.72		$0.69		$0.39

Fiscal Year 2010:
Net sales	$1,261,696	$1,312,769		$1,239,905		$1,350,401
Gross profit	940,527	967,467		900,086		946,580	(h)
Net earnings	238,569	254,038		208,385	(g)	206,444	(i)
Basic net earnings per share	$0.73	$0.78		$0.63		$0.62
Diluted net earnings per share	$0.73	$0.77		$0.63		$0.62

(a)	Includes pre-tax special charges of $11.0 million associated with restructuring activities to realign certain activities in the Company's CRM business.
(b)

Includes after-tax special charges of $29.0 million associated with restructuring activities to realign certain activities in the Company's CRM business and after-tax IPR&D charges of $2.8 million associated with the Company's acquisition of certain pre-development technology assets.

(c)	Includes pre-tax special charges of $7.2 million associated with restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.

(d)	Includes after-tax special charges of $20.9 million related to restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.
(e)	Includes pre-tax special charges of $29.3 million associated with restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.
(f)

Includes after-tax special charges of $71.0 million related to restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations, after-tax special charges of $30.4 million for intangible asset impairment charges and $38.4 million of after-tax accounts receivable allowance charges for collection risk in Europe.

(g)	Includes after-tax IPR&D charges of $12.2 million related to the Company's purchase of certain pre-development technology assets.
(h)	Includes pre-tax special charges of $27.9 million primarily related to inventory obsolescence charges resulting from excess ICD inventory.
(i)

Includes after-tax special charges of $17.4 million primarily related to inventory obsolescence charges resulting from excess ICD inventory; after-tax special charges of $15.3 million in connection with the settlement of a U.S. Department of Justice investigation; and an after-tax impairment charge of $5.2 million related to a cost method investment deemed to be other-than-temporarily impaired. Partially offsetting these after-tax charges is a $19.7 million income tax benefit related to the federal research and development tax credit extended in the fourth quarter of 2010 retroactive to the beginning of the year.

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Significant Accounting Policies [Line Items]
Recognizing realized after-tax gain		$ 3,081,000
Pre-tax gain on sale of investments		4,929,000
Accounts receivable allowance charge	56,400,000
Allowance for doubtful accounts	100,900,000	35,400,000
Depreciation expense	202,600,000	177,500,000	152,900,000
Number of reporting units	4
Definite-lived intangible assets, useful life (years), minimum	3
Definite-lived intangible assets, useful life (years), maximum	20
Common stock subject to employee stock options, restricted stock awards and restricted stock units excluded from the diluted net earnings per share computation	11.5	18.3	22.8
Impairment charges primarily associated with customer relationship intangible assets	$ 51,900,000
Buildings And Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life (years), minimum	15
Estimated useful life (years), maximum	39
Machinery And Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life (years), minimum	3
Estimated useful life (years), maximum	7
Diagnostic Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life (years), minimum	3
Estimated useful life (years), maximum	5

Summary Of Significant Accounting Policies (Summary Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Summary Of Significant Accounting Policies [Abstract]
Adjusted cost	$ 9,236	$ 9,116
Gross unrealized gains	29,649	24,988
Gross unrealized losses	(228)	(359)
Fair value	$ 38,657	$ 33,745

Summary Of Significant Accounting Policies (Schedule Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Summary Of Significant Accounting Policies [Abstract]
Finished goods	$ 437,932	$ 466,191
Work in process	54,144	62,607
Raw materials	132,400	138,747
Total inventory, net	$ 624,476	$ 667,545

Summary Of Significant Accounting Policies (Schedule Of Product Warranty Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 02, 2010
Summary Of Significant Accounting Policies [Abstract]
Balance at beginning of year	$ 25,127	$ 19,911
Warranty expense recognized	15,120	7,442
Warranty credits issued	(4,100)	(2,226)
Balance at end of year	$ 36,147	$ 25,127

Summary Of Significant Accounting Policies (Schedule Of Computation Of Basic And Diluted Net Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended													12 Months Ended
	Dec. 31, 2011		Oct. 01, 2011		Jul. 02, 2011		Apr. 02, 2011	Jan. 01, 2011		Oct. 02, 2010		Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Earnings Per Share, Basic And Diluted [Line Items]
Net earnings	$ 124,999	[1]	$ 226,472	[2]	$ 240,894	[3]	$ 233,428	$ 206,444	[4]	$ 208,385	[5]	$ 254,038	$ 238,569	$ 825,793	$ 907,436	$ 777,226
Basic weighted average shares outstanding														324,304	328,191	340,880
Diluted weighted average shares outstanding														327,094	330,488	344,359
Basic net earnings per share	$ 0.39		$ 0.7		$ 0.73		$ 0.72	$ 0.62		$ 0.63		$ 0.78	$ 0.73	$ 2.55	$ 2.76	$ 2.28
Diluted net earnings per share	$ 0.39		$ 0.69		$ 0.72		$ 0.71	$ 0.62		$ 0.63		$ 0.77	$ 0.73	$ 2.52	$ 2.75	$ 2.26
Stock Options [Member]
Earnings Per Share, Basic And Diluted [Line Items]
Effect of dilutive securities														2,649	2,297	3,456
Restricted Stock Units [Member]
Earnings Per Share, Basic And Diluted [Line Items]
Effect of dilutive securities														138
Restricted Stock Awards [Member]
Earnings Per Share, Basic And Diluted [Line Items]
Effect of dilutive securities														3		23

[1]	Includes after-tax special charges of $71.0 million related to restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations, after-tax special charges of $30.4 million for intangible asset impairment charges and $38.4 million of after-tax accounts receivable allowance charges for collection risk in Europe.
[2]	Includes after-tax special charges of $20.9 million related to restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.
[3]	Includes after-tax special charges of $29.0 million associated with restructuring activities to realign certain activities in the Company's CRM business and after-tax IPR&D charges of $2.8 million associated with the Company's acquisition of certain pre-development technology assets.
[4]	Includes after-tax special charges of $17.4 million primarily related to inventory obsolescence charges resulting from excess ICD inventory; after-tax special charges of $15.3 million in connection with the settlement of a U.S. Department of Justice investigation; and an after-tax impairment charge of $5.2 million related to a cost method investment deemed to be other-than-temporarily impaired. Partially offsetting these after-tax charges is a $19.7 million income tax benefit related to the federal research and development tax credit extended in the fourth quarter of 2010 retroactive to the beginning of the year.
[5]	Includes after-tax IPR&D charges of $12.2 million related to the Company's purchase of certain pre-development technology assets.

Acquisitions And Minority Investment (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	Jan. 01, 2011	Jul. 06, 2010 LightLab Imaging [Member]	Jan. 01, 2011 LightLab Imaging [Member]	Nov. 18, 2010 AGA Medical [Member]	Dec. 31, 2011 AGA Medical [Member]	Jan. 01, 2011 AGA Medical [Member]	Jan. 01, 2011 CardioMEMS [Member]	Nov. 18, 2010 Maximum [Member] AGA Medical [Member]	Nov. 18, 2010 Minimum [Member] AGA Medical [Member]
Schedule Of Acquisitions And Minority Investment [Line Items]
Cash paid, net of cash acquired	$ 642,207,000		$ 92,781,000	$ 549,400,000		$ 549,426,000
Business acquisition, transaction costs		1,400,000		15,000,000
Developed and core technology intangible assets		39,600,000		372,000,000
Developed and core technology intangible assets, useful life, years		15						15	12
Acquired IPR&D	134,270,000		14,270,000			120,000,000
Trademark intangible assets				48,800,000
Business acquisition, purchase price				1,100,000,000	1,100,000,000
Goodwill purchase accounting adjustments					(2,995,000)
Common stock issued in connection with acquisition, shares				13.6
Debt assumed that was paid off at closing				197,000,000
Outstanding shares acquired, price per share				$ 20.8
Equity minority investment							60,000,000
Equity security ownership interest	19.00%
Additional payment to acquire CardioMEMS, at our company's option							$ 375,000,000

Acquisitions And Minority Investment (Summary Of Estimated Fair Values Of Assets Acquired And Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Jan. 01, 2011	Nov. 18, 2010
Business Acquisition [Line Items]
Current assets	$ 112,360
Deferred income taxes, net	17,278
Goodwill	921,222
Other intangible assets	460,440
Acquired IPR&D	134,270
Other long-term assets	47,226
Total assets acquired	1,692,796
Current liabilities	85,709
Deferred income taxes, net	195,477
Other long-term liabilities	235,756
Net assets acquired	1,175,854
Cash paid, net of cash acquired	642,207
Non-cash (SJM shares at fair value)	533,647
LightLab Imaging [Member]
Business Acquisition [Line Items]
Current assets	15,424
Deferred income taxes, net	4,240
Goodwill	40,543
Other intangible assets	39,640
Acquired IPR&D	14,270
Other long-term assets	2,219
Total assets acquired	116,336
Current liabilities	23,555
Net assets acquired	92,781
Cash paid, net of cash acquired	92,781
AGA Medical [Member]
Business Acquisition [Line Items]
Current assets	96,936
Deferred income taxes, net	13,038
Goodwill	880,679
Other intangible assets	420,800
Acquired IPR&D	120,000
Other long-term assets	45,007
Total assets acquired	1,576,460
Current liabilities	62,154
Deferred income taxes, net	195,477
Other long-term liabilities	235,756
Net assets acquired	1,083,073
Cash paid, net of cash acquired	549,426	549,400
Non-cash (SJM shares at fair value)	$ 533,647

Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Goodwill And Other Intangible Assets [Abstract]
Reclassification of acquired IPR&D	$ 14.3
Amortization expense of other intangible assets	93.1	63.3	58.5
Impairment charges primarily associated with customer relationship intangible assets	$ 51.9

Goodwill And Other Intangible Assets (Schedule Of Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Goodwill [Line Items]
Beginning balance	$ 2,955,602	$ 2,005,851
Goodwill		921,222
Foreign currency translation and other	330	28,529
Ending balance	2,952,937	2,955,602
CRM/NMD [Member]
Goodwill [Line Items]
Beginning balance	1,231,120	1,218,329
Foreign currency translation and other	3,965	12,791
Ending balance	1,235,085	1,231,120
CV/AF [Member]
Goodwill [Line Items]
Beginning balance	1,724,482	787,522
Foreign currency translation and other	(3,635)	15,738
Ending balance	1,717,852	1,724,482
LightLab Imaging [Member]
Goodwill [Line Items]
Goodwill		40,543
LightLab Imaging [Member] | CV/AF [Member]
Goodwill [Line Items]
Goodwill		40,543
AGA Medical [Member]
Goodwill [Line Items]
Goodwill		880,679
Goodwill purchase accounting adjustments	(2,995)
AGA Medical [Member] | CV/AF [Member]
Goodwill [Line Items]
Goodwill		880,679
Goodwill purchase accounting adjustments	$ (2,995)

Goodwill And Other Intangible Assets (Schedule Of Carrying Amount Of Other Intangible Assets And Related Accumulated Amortization) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Goodwill And Other Intangible Assets [Line Items]
Gross carrying amount	$ 1,000,608	$ 1,124,902
Accumulated amortization	313,395	320,912
Indefinite-lived intangible assets	168,800	183,070
Purchased Technology And Patents [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross carrying amount	922,409	910,035
Accumulated amortization	275,831	208,362
Customer Lists And Relationships [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross carrying amount	47,745	184,327
Accumulated amortization	25,433	100,608
Trademarks And Tradenames [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross carrying amount	24,171	24,370
Accumulated amortization	7,556	7,431
Indefinite-lived intangible assets	48,800	48,800
Licenses, Distribution Agreements And Other [Member]
Goodwill And Other Intangible Assets [Line Items]
Gross carrying amount	6,283	6,170
Accumulated amortization	4,575	4,511
Acquired IPR&D [Member]
Goodwill And Other Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 120,000	$ 134,270

Goodwill And Other Intangible Assets (Schedule Of Expected Future Amortization Expense For Amortizable Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
2012	$ 81,361
2013	80,351
2014	79,281
2015	78,939
2016	78,750
After 2016	$ 326,504

Debt (Narrative) (Details)	0 Months Ended	1 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		1 Months Ended
	Mar. 10, 2010 USD ($)	Nov. 30, 2010	Mar. 31, 2010 USD ($)	Jan. 01, 2011 USD ($)	Dec. 31, 2011 USD ($)	Nov. 08, 2010 USD ($)	Mar. 10, 2010 Senior Notes Due 2013 [Member] USD ($)	Dec. 31, 2011 Senior Notes Due 2013 [Member] USD ($)	Jan. 01, 2011 Senior Notes Due 2013 [Member] USD ($)	Jul. 28, 2009 Senior Notes Due 2014 [Member] USD ($)	Dec. 31, 2011 Senior Notes Due 2014 [Member] USD ($)	Jan. 01, 2011 Senior Notes Due 2014 [Member] USD ($)	Nov. 30, 2010 Senior Notes Due 2016 [Member] USD ($)	Dec. 31, 2011 Senior Notes Due 2016 [Member] USD ($)	Jan. 01, 2011 Senior Notes Due 2016 [Member] USD ($)	Jul. 28, 2009 Senior Notes Due 2019 [Member] USD ($)	Dec. 31, 2011 Senior Notes Due 2019 [Member] USD ($)	Jan. 01, 2011 Senior Notes Due 2019 [Member] USD ($)	Apr. 28, 2010 Yen Denominated Senior Note 1.58% [Member] JPY (¥)	Oct. 01, 2011 Yen Denominated Senior Note 1.58% [Member]	Dec. 31, 2011 Yen Denominated Senior Note 1.58% [Member] USD ($)	Jan. 01, 2011 Yen Denominated Senior Note 1.58% [Member] USD ($)	Apr. 28, 2010 Yen Denominated Senior Note 2.04% [Member] JPY (¥)	Oct. 01, 2011 Yen Denominated Senior Note 2.04% [Member]	Dec. 31, 2011 Yen Denominated Senior Note 2.04% [Member] USD ($)	Jan. 01, 2011 Yen Denominated Senior Note 2.04% [Member] USD ($)	Dec. 31, 2011 Yen Denominated Senior Note 1.02% [Member]	Dec. 31, 2011 Yen Denominated Term Loan Due 2011 [Member]	Jan. 01, 2011 Yen Denominated Term Loan Due 2011 [Member] USD ($)	Dec. 31, 2011 Yen Denominated Credit Facilities Due 2012 [Member] USD ($)	Dec. 31, 2011 Yen Denominated Credit Facilities [Member] USD ($)	Mar. 31, 2011 Yen Denominated Credit Facilities [Member] JPY (¥)	Dec. 31, 2011 Commercial Paper Borrowing [Member] USD ($)	Jan. 01, 2011 Commercial Paper Borrowing [Member] USD ($)	Dec. 31, 2011 Credit Facility [Member]	Dec. 31, 2010 Credit Facility [Member] USD ($)	Mar. 31, 2011 Yen Denominated Credit Facility 1 [Member]	Mar. 31, 2011 Yen Denominated Credit Facility 2 [Member]
Debt Instrument [Line Items]
Total debt				$ 2,511,603,000	$ 2,796,672,000			$ 460,829,000	$ 467,168,000		$ 699,460,000	$ 699,248,000		$ 517,710,000	$ 489,496,000		$ 495,198,000	$ 494,563,000			$ 104,446,000	$ 99,737,000			$ 163,632,000	$ 156,254,000			$ 79,637,000	$ 83,397,000			$ 272,000,000	$ 25,500,000
Expected minimum principal payments in 2012					83,400,000
Expected minimum principal payments in 2013					450,000,000
Expected minimum principal payments in 2014					700,000,000
Expected minimum principal payments in 2015					272,000,000
Expected minimum principal payments in 2016					500,000,000
Expected minimum principal payments thereafter					768,100,000
Issued principal amount							450,000,000			700,000,000			500,000,000			500,000,000			8,100,000,000		104,400,000	99,700,000	12,800,000,000		163,600,000	156,300,000
Debt instrument, due date								September 2013			July 2014			January 2016			July 2019			April 28, 2017	2017			April 28, 2020	2020			2011		2012
Debt instrument term, years							3			5			5			10			7				10
Debt instrument, stated percentage rate								2.20%			3.75%			2.50%			4.88%				1.58%				2.04%		1.02%
Debt instrument, effective percentage rate							2.23%			3.78%			2.54%			5.04%
Interest rate swap term, years	3	5	3
Notional amount interest rate swap designated as a fair value hedge	450,000,000		450,000,000		500,000,000
Proceeds from termination of interest rate swap						19,300,000
Net average interest rate	0.80%
Outstanding balance under yen denominated credit facilities																															83,400,000	6,500,000,000
Maximum borrowing capacity																																11,250,000,000
Incremental interest rate above Yen LIBOR																																					0.25%	0.28%
Unused borrowing capacity																																				1,500,000,000
Incremental interest rate % above LIBOR																																				0.88%
Maximum days commercial paper program provides for the issuance of short-term, unsecured commercial paper				270
Weighted average effective interest rate																																	0.25%
Credit facility expiration date																																			February 2015
Fair value of interest rate swap					$ 18,100,000

Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Dec. 31, 2011	Jan. 01, 2011
Debt Instrument [Line Items]
Total debt		$ 2,796,672	$ 2,511,603
Less: current debt obligations		83,397	79,637
Long-term debt		2,713,275	2,431,966
Senior Notes Due 2013 [Member]
Debt Instrument [Line Items]
Total debt		460,829	467,168
Debt instrument, due date		September 2013
Debt instrument, stated percentage rate		2.20%
Interest rate		2.20%
Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Total debt		699,460	699,248
Debt instrument, due date		July 2014
Debt instrument, stated percentage rate		3.75%
Interest rate		3.75%
Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total debt		517,710	489,496
Debt instrument, due date		January 2016
Debt instrument, stated percentage rate		2.50%
Interest rate		2.50%
Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Total debt		495,198	494,563
Debt instrument, due date		July 2019
Debt instrument, stated percentage rate		4.88%
Interest rate		4.88%
Yen Denominated Senior Note 1.58% [Member]
Debt Instrument [Line Items]
Total debt		104,446	99,737
Debt instrument, due date	April 28, 2017	2017
Debt instrument, stated percentage rate		1.58%
Interest rate		1.58%
Yen Denominated Senior Note 2.04% [Member]
Debt Instrument [Line Items]
Total debt		163,632	156,254
Debt instrument, due date	April 28, 2020	2020
Debt instrument, stated percentage rate		2.04%
Interest rate		2.04%
Yen Denominated Senior Note 1.02% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage rate		1.02%
Interest rate		1.02%
Yen Denominated Term Loan Due 2011 [Member]
Debt Instrument [Line Items]
Total debt			79,637
Debt instrument, due date		2011
Yen Denominated Credit Facilities Due 2012 [Member]
Debt Instrument [Line Items]
Total debt		83,397
Debt instrument, due date		2012
Commercial Paper Borrowing [Member]
Debt Instrument [Line Items]
Total debt		$ 272,000	$ 25,500

Commitments And Contingencies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Jan. 01, 2011 USD ($)	Jan. 02, 2010 USD ($)	Dec. 31, 2011 British Columbia Class Action Matters [Member]	Dec. 31, 2011 Ontario Class Action Matters [Member] USD ($)	Dec. 31, 2011 Ontario Class Action Matters [Member] CAD	Dec. 31, 2011 Individual Ontario Case [Member]	Dec. 31, 2011 Nevada Federal Court Lawsuit [Member]	Dec. 31, 2011 Silzone Product Liability Insurance [Member] USD ($)	Dec. 31, 2011 Minimum [Member] Nevada Federal Court Lawsuit [Member] USD ($)	Dec. 31, 2011 Minimum Damages Ontario [Member] Individual Ontario Case [Member] USD ($)
Commitments And Contingencies [Line Items]
Future minimum lease payments under leases, 2012	$ 41,000,000
Future minimum lease payments under leases, 2013	31,600,000
Future minimum lease payments under leases, 2014	23,200,000
Future minimum lease payments under leases, 2015	16,500,000
Future minimum lease payments under leases, 2016	12,500,000
Future minimum lease payments under leases, Thereafter	17,400,000
Rent expense under operating leases	44,600,000	36,300,000	33,500,000
Number of outstanding class actions					2	2	1	1
Number of proposed class actions				1
Outstanding class actions					2,000,000,000	2,000,000,000
Minimum damage loss claimed										75,000	1,200,000
Remaining insurance coverage for Silzone claims									$ 15,000,000
Number of insurance carriers									2

Commitments And Contingencies (Schedule Of Silzone Legal Accrual And Insurance Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Commitments And Contingencies [Abstract]
Silzone legal accrual	$ 21,657	$ 24,032
Silzone insurance receivable	$ 14,975	$ 12,799

Shareholders' Equity (Details) (USD $)	0 Months Ended					1 Months Ended	0 Months Ended	1 Months Ended					12 Months Ended
	Feb. 08, 2012	Dec. 12, 2011	Aug. 02, 2011	Apr. 29, 2011	Jan. 20, 2010	Aug. 29, 2011	Oct. 15, 2010	Oct. 21, 2010	Dec. 31, 2009	Oct. 31, 2009	Sep. 30, 2009	Jul. 31, 2009	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	Feb. 24, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 29, 2011
Shareholders' Equity [Abstract]
Preferred stock, shares authorized													25,000,000
Preferred stock, par value													$ 1
Preferred stock, shares issued													0	0	0
Preferred stock, shares outstanding													0	0	0
Common stock, shares authorized													500,000,000
Common stock, par value													$ 0.1
Authorized share repurchase amount		$ 300,000,000	$ 500,000,000				$ 600,000,000	$ 300,000,000		$ 500,000,000		$ 500,000,000
Repurchases of common stock, shares	7,100,000				22,000,000	11,700,000			14,100,000		13,000,000			15,400,000	27,100,000
Repurchases of common stock, value	$ 300,000,000				$ 900,000,000	$ 500,000,000			$ 500,000,000		$ 500,000,000		$ 774,744,000	$ 625,251,000	$ 1,000,000,000
Average repurchase price per share	$ 42.14				$ 40.87	$ 42.79			$ 35.44		$ 38.32			$ 40.63	$ 36.83
Cash dividend payment																$ 0.23	$ 0.21	$ 0.21	$ 0.21
Cash dividend payment				$ 0.21

Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	2.00%	0.00%	0.00%
Common shares available for stock option grants		22,700,000
Reduction in number of shares available for certain grants		1
Shares Available For Only Option Grants		1,000,000
Unrecognized stock-based compensation expense		$ 149.5
Expected weighted average period of compensation to be recognized, years		2.9
ESPP offering period, months		12
Employee share purchases, discount to market value, percentage		85.00%
Shares available for option grants in lieu of restricted stock grants 2007 plan		21,600,000
Shares available for restricted stock grants 2007 plan		9,600,000
Reduction in the number of shares available for certain grants of restricted stock units or awards		2.25
Shares available for option grants in lieu of restricted stock grants from 2000 Stock Plan		100,000
Shares available for restricted stock grants from 2000 Stock Plan		100,000
Total fair value of restricted stock vested		6.8	0.5	2.5
Total intrinsic value of options exercised		$ 95.9	$ 83	$ 106.6
Remaining maturity date, months		6
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards, vesting term, years		four
Weighted average fair value of restricted stock units granted		$ 35.14	$ 41.65
Weighted average grant price of restricted stock awards		$ 49.77	$ 37.08	$ 39.83
Director [Member] | Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards, vesting term, years		0.5
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares purchased by employees		900,000	900,000	800,000
Employee stock purchase plan outstanding common shares available for grant		1,600,000
Weighted average grant price of restricted stock awards		$ 10.86	$ 9.7	$ 10.49
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards, contractual life, years		8
Stock option awards, vesting term, years		four

Stock-Based Compensation (Schedule Of Total Stock Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 76,313	$ 69,586	$ 59,795
Selling General And Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	55,150	48,900	41,910
Research And Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	15,404	14,950	12,750
Cost Of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 5,759	$ 5,736	$ 5,135

Stock-Based Compensation (Schedule Of Weighted Average Fair Value Of Stock Options Granted To Employees) (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Stock-Based Compensation [Abstract]
Fair value of options granted		$ 9.17	$ 11.79	$ 12.17
Assumptions, Expected life (years)		5.5	4.8	4.7
Assumptions, Risk-free interest rate		0.90%	2.20%	2.30%
Assumptions, Volatility		33.90%	31.70%	32.80%
Assumptions, Dividend yield	0.00%	2.00%	0.00%	0.00%

Stock-Based Compensation (Summary Of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Options, Outstanding at January 1, 2011	33,514
Options, Granted	4,510
Options, Canceled	(1,265)
Options, Exercised	(7,746)
Options, Outstanding at December 31, 2011	29,013
Options, Vested and expected to vest	27,610
Options, Exercisable at December 31, 2011	17,519
Weighted Average Exercise Price, Outstanding at January 1, 2011	$ 38.13
Weighted Average Exercise Price, Granted	$ 35.34
Weighted Average Exercise Price, Canceled	$ 38.11
Weighted Average Exercise Price, Exercised	$ 35.15
Weighted Average Exercise Price, Outstanding at December 31, 2011	$ 38.51
Weighted Average Exercise Price, Vested and expected to vest	$ 38.56
Weighted Average Exercise Price, Exercisable at December 31, 2011	$ 39.58
Weighted Average Remaining Contractual Term (years), Outstanding at December 31, 2011	5
Weighted Average Remaining Contractual Term (years), Vested and expected to vest	4.9
Weighted Average Remaining Contractual Term (years), Exercisable at December 31, 2011	3.8
Aggregate Intrinsic Value, Outstanding at December 31, 2011	$ 20,705
Aggregate Intrinsic Value, Vested and expected to vest	20,205
Aggregate Intrinsic Value, Exercisable at December 31, 2011	$ 15,097

Stock-Based Compensation (Summary Of Activity For Restricted Stock Awards And Restricted Stock Units) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Restricted Stock, Unvested balance at January 1, 2011	845
Restricted Stock, Granted	734
Restricted Stock, Vested	(199)
Restricted Stock, Canceled	(81)
Restricted Stock, Unvested balance at December 31, 2011	1,299
Weighted Average Grant Date Fair Value, Unvested balance at January 1, 2011	$ 41.63
Restricted stock units and awards granted, weighted average price	$ 35.27
Weighted Average Grant Date Fair Value, Vested	$ 41.9
Weighted Average Grant Date Fair Value, Canceled	$ 41.65
Weighted Average Grant Date Fair Value, Unvested balance at December 31, 2011	$ 38.01

Purchased In-Process Research And Development (IPR&D) And Special Charges (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
IPR&D charges of certain pre-development technology assets			$ 4,400,000	$ 12,244,000	$ 5,842,000
Severance and benefit costs					71,100,000
Severance and benefit costs, number of employees impacted			550		725
Intangible asset impairment charges			51,900,000
Inventory obsolescence charges		27,900,000
Pension settlement charge	12,600,000
Total special charges			218,734,000		107,700,000
Legal settlement charge				16,500,000
CRM [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Severance and benefit costs, number of employees impacted			650
Restructuring reserve period expense			21,100,000
Idle facility costs			3,600,000
Pension settlement charge			12,600,000
Cost Of Sales [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Severance and benefit costs					6,600,000
Impairment charges			8,900,000		3,500,000
Inventory obsolescence charges				27,900,000	17,700,000
Restructuring reserve period expense			9,500,000
Contract Termination [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Restructuring reserve period expense contract termination			6,900,000		1,800,000
Other Unrelated Costs [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Restructuring reserve period expense			6,600,000		5,100,000
Fixed Asset Charges [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Impairment charges					6,100,000
Total special charges			26,208,000
Fixed Asset Charges [Member] | CRM [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Impairment charges			12,000,000
Fixed Asset Diagnostic Equipment [Member] | Cost Of Sales [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Impairment charges					5,900,000
Employee Termination Costs [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Total special charges			81,912,000
Employee Termination Costs [Member] | Cost Of Sales [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Severance and benefit costs			9,200,000
Inventory Charges [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Total special charges			19,896,000
Other [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Legal settlement charge			4,200,000
Total special charges			38,774,000
Intangible Assets [Member] | Customer Relationship [Member]
Purchased In-Process Research And Development (IPR&D) And Special Charges [Line Items]
Intangible asset impairment charges			$ 48,700,000

Purchased In-Process Research And Development (IPR&D) And Special Charges (Summary Of Activity Related To Special Charge Restructuring Accrual) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 02, 2010
Restructuring Cost and Reserve [Line Items]
Balance at January 1, 2011
Special Charges	51,900
Total special charges	218,734	107,700
Non-cash charges used	(98,985)
Cash payments	(41,851)
Foreign exchange rate impact	(1,208)
Balance at December 31, 2011	76,690
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance at January 1, 2011
Total special charges	81,912
Cash payments	(26,628)
Foreign exchange rate impact	(1,085)
Balance at December 31, 2011	54,199
Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance at January 1, 2011
Total special charges	19,896
Non-cash charges used	(19,896)
Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance at January 1, 2011
Total special charges	26,208
Non-cash charges used	(26,208)
Intangible Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance at January 1, 2011
Special Charges	51,944
Non-cash charges used	(51,944)
Other [Member]
Restructuring Cost and Reserve [Line Items]
Balance at January 1, 2011
Total special charges	38,774
Non-cash charges used	(937)
Cash payments	(15,223)
Foreign exchange rate impact	(123)
Balance at December 31, 2011	$ 22,491

Other Income (Expense), Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Other Income (Expense), Net [Abstract]
Interest income	$ 4,543,000	$ 2,076,000	$ 2,057,000
Interest expense	(69,954,000)	(67,372,000)	(45,603,000)
Other	(29,762,000)	(3,150,000)	(12,107,000)
Gain on Sale of Investments		4,929,000
Total other income (expense), net	(95,173,000)	(68,446,000)	(55,653,000)
Investment impairment charges		5,222,000	8,300,000
Percentage of excise tax for most purchases from Puerto Rico	4.00%
Excise tax expense	$ 28,300,000

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Income Taxes [Line Items]
Non-U.S. subsidiaries' undistributed earnings	$ 2,200,000,000
Unrecognized tax benefits	205,465,000	162,904,000	120,517,000
Accrued interest and penalties	35,100,000	33,800,000
Recognized interest and penalties, net of tax benefit	900,000	3,500,000	4,300,000
U.S. Federal [Member]
Income Taxes [Line Items]
Net operating and capital loss carryforwards	30,600,000
Tax credit carryforwards	2,300,000
U.S. tax credit carryforwards expiration	from 2014 through 2029
State [Member]
Income Taxes [Line Items]
Net operating and capital loss carryforwards	22,600,000
Tax credit carryforwards	$ 88,600,000
Net operating loss carryforwards expiration	from 2014 through 2018

Income Taxes (Schedule Of Earnings Before Income Taxes Generated From U.S. And International Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Income Taxes [Abstract]
U.S.	$ 502,027	$ 553,090	$ 559,868
International	517,044	655,713	497,525
Earnings before income taxes	$ 1,019,071	$ 1,208,803	$ 1,057,393

Income Taxes (Schedule Of Components Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Income Taxes [Abstract]
U.S. federal	$ 180,256	$ 263,743	$ 212,721
U.S. state and other	13,162	14,498	23,292
International	64,640	56,755	58,212
Total current	258,058	334,996	294,225
Deferred	(64,780)	(33,629)	(14,058)
Income tax expense	$ 193,278	$ 301,367	$ 280,167

Income Taxes (Schedule Of Tax Effects Of The Cumulative Temporary Differences Between The Tax Bases Of Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Income Taxes [Abstract]
Net operating loss carryforwards	$ 8,122	$ 23,759
Tax credit carryforwards	64,067	66,437
Inventories	144,934	145,239
Stock-based compensation	73,496	68,854
Accrued liabilities and other	212,715	162,453
Deferred income tax assets	503,334	466,742
Unrealized gain on available-for-sale securities	(11,252)	(9,360)
Property, plant and equipment	(206,661)	(190,236)
Intangible assets	(332,098)	(381,050)
Deferred income tax liabilities	(550,011)	(580,646)
Net deferred income tax assets (liabilities)	$ (46,677)	$ (113,904)

Income Taxes (Schedule Of Reconciliation Of U.S. Federal Statutory Income Tax Rate To Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Income Taxes [Abstract]
U.S. federal statutory tax rate	35.00%	35.00%	35.00%
U.S. state income taxes, net of federal tax benefit	1.20%	2.20%	1.60%
International taxes at lower rates	(11.60%)	(10.00%)	(6.40%)
Tax benefits from domestic manufacturer's deduction	(2.00%)	(1.10%)	(0.90%)
Research and development credits	(2.70%)	(2.40%)	(2.90%)
Puerto Rico excise tax	(1.70%)
Non-deductible IPR&D charges		0.40%
Other	0.80%	0.80%	0.10%
Effective income tax rate	19.00%	24.90%	26.50%

Income Taxes (Summary Of Activity Related To Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Income Taxes [Abstract]
Balance at beginning of year	$ 162,904	$ 120,517
Increases related to current year tax positions	32,996	32,721
Increases related to prior year tax positions	16,301	19,029
Reductions related to prior year tax positions	(523)	(8,648)
Reductions related to settlements / payments	(2,454)
Expiration of the statute of limitations for the assessment of taxes	(3,759)	(715)
Balance at end of year	$ 205,465	$ 162,904

Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Retirement Plans [Abstract]
Contributions under all defined contribution plans		$ 23.2	$ 21.1	$ 22.2
Deferred compensation liability classified as other liabilities	205	205	190
Accrued liabilities	14.5	14.5	33.8
Lump sum settlement payment made to terminate defined benefit pension plan in Sweden	31.2
Pension settlement charge	$ 12.6

Fair Value Measurements And Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents invested in short-term time deposits and interest and non-interest bearing bank accounts	$ 240,400,000	$ 135,900,000
Carrying value of cost method investments in equity securities	128,000,000	124,000,000	5,200,000	13,500,000
Investment impairment charges		5,222,000	8,300,000
Intangible asset impairment charges	51,900,000
Fair value of long-lived assets (non-recurring)	29,234,000
Aggregate fair value fixed-rate debt obligations	2,528,000,000
Aggregate carrying value fixed-rate debt obligations	2,441,300,000
Aggregate carrying value other debt obligations	355,400,000
CRM [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges	$ 12,000,000

Fair Value Measurements And Financial Instruments (Schedule Of Financial Assets Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale marketable securities	$ 38,657	$ 33,745
Total assets	1,006,941	588,601
Interest rate swap, assets	18,100
Total liabilities		10,046
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	988,863	588,601
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	18,078
Total liabilities		10,046
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets
Total liabilities
Other Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap, liabilities		10,046
Other Liabilities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap, liabilities		10,046
Other Liabilities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap, liabilities
Cash And Cash Equivalents [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money-market securities	745,381	364,418
Cash And Cash Equivalents [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money-market securities	745,381	364,418
Cash And Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Money-market securities
Other Current Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale marketable securities	38,657	33,745
Other Current Assets [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale marketable securities	38,657	33,745
Other Current Assets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale marketable securities
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading marketable securities	204,825	190,438
Interest rate swap, assets	18,078
Other Assets [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading marketable securities	204,825	190,438
Other Assets [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap, assets	18,078
Other Assets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading marketable securities

Fair Value Measurements And Financial Instruments (Schedule Of Financial Assets And Liabilities Measured At Fair Value On Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets (non-recurring)	$ 29,234
Total assets	29,234
Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets (non-recurring)
Total assets
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-lived assets (non-recurring)	29,234
Total assets	$ 29,234

Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended
	Mar. 10, 2010	Nov. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	Nov. 08, 2010
Derivative Financial Instruments [Abstract]
The net amount of losses recorded to other income (expense)				$ 2.5	$ 0.2	$ 6.7
Fair value of interest rate swap				18.1
Notional amount interest rate swap designated as a fair value hedge	450		450	500
Interest rate swap term, years	3	5	3
Proceeds from termination of interest rate swap							$ 19.3

Segment And Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Segment Reporting Information [Line Items]
Net sales	$ 1,406,874	$ 1,382,558	$ 1,446,751	$ 1,375,513	$ 1,350,401	$ 1,239,905	$ 1,312,769	$ 1,261,696	$ 5,611,696	$ 5,164,771	$ 4,681,273
Operating profit									1,114,244	1,277,249	1,113,046
Depreciation and amortization expense									295,764	244,015	213,465
Total assets	9,005,193				8,566,448				9,005,193	8,566,448	6,425,811
International, Net Sales									2,964,129	2,509,737	2,213,082
Long-Lived Assets	1,388,409				1,323,931				1,388,409	1,323,931	1,153,086
International, Long-Lived Assets	381,298				357,995				381,298	357,995	276,624
CRM/NMD [Member]
Segment Reporting Information [Line Items]
Net sales									3,452,298	3,420,215	3,099,800
Operating profit									2,144,602	2,125,163	1,931,929
Depreciation and amortization expense									94,549	91,387	83,506
Total assets	2,411,848				2,150,359				2,411,848	2,150,359	2,124,534
CV/AF [Member]
Segment Reporting Information [Line Items]
Net sales									2,159,398	1,744,556	1,581,473
Operating profit									1,144,046	968,606	829,966
Depreciation and amortization expense									87,927	52,184	45,765
Total assets	3,093,007				3,097,190				3,093,007	3,097,190	1,294,009
Other Segment [Member]
Segment Reporting Information [Line Items]
Operating profit									(2,174,404)	(1,816,520)	(1,648,849)
Depreciation and amortization expense									113,288	100,444	84,194
Total assets	3,500,338				3,318,899				3,500,338	3,318,899	3,007,268
United States [Member]
Segment Reporting Information [Line Items]
Net sales									2,647,567	2,655,034	2,468,191
Long-Lived Assets	1,007,111				965,936				1,007,111	965,936	876,462
Europe [Member]
Segment Reporting Information [Line Items]
Net sales									1,559,142	1,314,350	1,197,912
Long-Lived Assets	84,497				85,961				84,497	85,961	77,790
Japan [Member]
Segment Reporting Information [Line Items]
Net sales									641,448	552,737	480,897
Long-Lived Assets	31,070				25,583				31,070	25,583	18,756
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Net sales									415,518	323,855	254,429
Long-Lived Assets	80,997				74,537				80,997	74,537	39,946
Other Countries [Member]
Segment Reporting Information [Line Items]
Net sales									348,021	318,795	279,844
Long-Lived Assets	184,734				171,914				184,734	171,914	140,132
CRM [Member]
Segment Reporting Information [Line Items]
Net sales									3,033,930	3,039,953	2,769,034
Cardiovascular [Member]
Segment Reporting Information [Line Items]
Net sales									1,337,313	1,036,683	953,620
Atrial Fibrillation [Member]
Segment Reporting Information [Line Items]
Net sales									822,085	707,873	627,853
Advanced Neuromodulation Systems, Inc. [Member]
Segment Reporting Information [Line Items]
Net sales									$ 418,368	$ 380,262	$ 330,766

Quarterly Financial Data (Schedule Of Quarterly Financial Data) (Details) (USD $)	3 Months Ended													12 Months Ended
	Dec. 31, 2011		Oct. 01, 2011		Jul. 02, 2011		Apr. 02, 2011	Jan. 01, 2011		Oct. 02, 2010		Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Quarterly Financial Data [Line Items]
Net sales	$ 1,406,874,000		$ 1,382,558,000		$ 1,446,751,000		$ 1,375,513,000	$ 1,350,401,000		$ 1,239,905,000		$ 1,312,769,000	$ 1,261,696,000	$ 5,611,696,000	$ 5,164,771,000	$ 4,681,273,000
Gross profit	1,004,143,000	[1]	1,012,443,000	[2]	1,051,828,000	[3]	1,011,071,000	946,580,000	[4]	900,086,000		967,467,000	940,527,000	4,079,485,000	3,754,660,000	3,427,888,000
Net earnings	124,999,000	[5]	226,472,000	[6]	240,894,000	[7]	233,428,000	206,444,000	[8]	208,385,000	[9]	254,038,000	238,569,000	825,793,000	907,436,000	777,226,000
Basic net earnings per share	$ 0.39		$ 0.7		$ 0.73		$ 0.72	$ 0.62		$ 0.63		$ 0.78	$ 0.73	$ 2.55	$ 2.76	$ 2.28
Diluted net earnings per share	$ 0.39		$ 0.69		$ 0.72		$ 0.71	$ 0.62		$ 0.63		$ 0.77	$ 0.73	$ 2.52	$ 2.75	$ 2.26
Income tax benefit								19,700,000
IPR&D charges of certain pre-development technology assets														4,400,000	12,244,000	5,842,000
After tax IPR&D charges of certain pre-development technology assets										12,200,000		2,800,000
After tax special charges for intangible asset impairment charges	30,400,000
After-tax accounts receivable allowance charges for collection risk in Europe														38,400,000
After-tax inventory obsolescence charges								17,400,000
Inventory obsolescence charges								27,900,000
Investment impairment charges															5,222,000	8,300,000
Income tax benefit federal research and development tax credit								19,700,000
After-tax legal settlement charges								15,300,000
CRM Business [Member]
Quarterly Financial Data [Line Items]
Pre-tax special charges associated with restructuring actions to realign activities					11,000,000
After-tax special charges associated with restructuring actions to realign activities					29,000,000
CRM Business And Sales And Selling Support Organizations [Member]
Quarterly Financial Data [Line Items]
Pre-tax special charges associated with restructuring actions to realign activities	29,300,000		7,200,000
After-tax special charges associated with restructuring actions to realign activities	$ 71,000,000		$ 20,900,000

[1]	Includes pre-tax special charges of $29.3 million associated with restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.
[2]	Includes pre-tax special charges of $7.2 million associated with restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.
[3]	Includes pre-tax special charges of $11.0 million associated with restructuring activities to realign certain activities in the Company's CRM business.
[4]	Includes pre-tax special charges of $27.9 million primarily related to inventory obsolescence charges resulting from excess ICD inventory.
[5]	Includes after-tax special charges of $71.0 million related to restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations, after-tax special charges of $30.4 million for intangible asset impairment charges and $38.4 million of after-tax accounts receivable allowance charges for collection risk in Europe.
[6]	Includes after-tax special charges of $20.9 million related to restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.
[7]	Includes after-tax special charges of $29.0 million associated with restructuring activities to realign certain activities in the Company's CRM business and after-tax IPR&D charges of $2.8 million associated with the Company's acquisition of certain pre-development technology assets.
[8]	Includes after-tax special charges of $17.4 million primarily related to inventory obsolescence charges resulting from excess ICD inventory; after-tax special charges of $15.3 million in connection with the settlement of a U.S. Department of Justice investigation; and an after-tax impairment charge of $5.2 million related to a cost method investment deemed to be other-than-temporarily impaired. Partially offsetting these after-tax charges is a $19.7 million income tax benefit related to the federal research and development tax credit extended in the fourth quarter of 2010 retroactive to the beginning of the year.
[9]	Includes after-tax IPR&D charges of $12.2 million related to the Company's purchase of certain pre-development technology assets.

Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Jan. 01, 2011		Jan. 02, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for doubtful accounts, balance at beginning of year	$ 35,400
Allowance for doubtful accounts, balance at end of year	100,900		35,400
Effects of changes in foreign currency translation	(2,699)		2,276		640
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for doubtful accounts, balance at beginning of year	35,354		34,947		28,971
Charged to Expense	71,831		4,053		10,867
Other			2,276	[1]	640	[1]
Write-offs	(3,588)	[2]	(5,922)	[2]	(5,531)	[2]
Other	(2,699)	[1]
Allowance for doubtful accounts, balance at end of year	$ 100,898		$ 35,354		$ 34,947

[1]	In 2011, 2010 and 2009 $(2,699), $2,276 and $640, respectively, of "other" represents the effects of changes in foreign currency translation.
[2]	Uncollectible accounts written off, net of recoveries.